UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                   INVESTMENT COMPANY ACT FILE NUMBER 811-7662
                           U.S. GLOBAL ACCOLADE FUNDS

                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
               (Address of principal executive offices) (Zip code)

                              SUSAN B. MCGEE, ESQ.
                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 210-308-1234

                       Date of fiscal year end: OCTOBER 31

                       Date of reporting period: APRIL 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


     --- U.S. GLOBAL
     ------------ Accolade Funds

                    [GRAPHIC OF U.S. GLOBAL ACCOLADE FUNDS]

                                      S E M I - A N N U A L  R E P O R T

                                                       APRIL 30, 2005

                                   [GRAPHIC OF U.S. GLOBAL INVESTORS]
                                         U.S. GLOBAL INVESTORS

U.S. GLOBAL ACCOLADE FUNDS

--------------------
 SEMI-ANNUAL REPORT
--------------------

(UNAUDITED)

APRIL 30, 2005

--------------------------------------------------------------------------------
 TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS                                                        1

MANAGEMENT TEAM'S AND FUND MANAGERS' PERSPECTIVES                             6

EXPENSE EXAMPLE                                                              23

PORTFOLIOS OF INVESTMENTS                                                    25

NOTES TO PORTFOLIOS OF INVESTMENTS                                           39

STATEMENTS OF ASSETS AND LIABILITIES                                         40

STATEMENTS OF OPERATIONS                                                     42

STATEMENTS OF CHANGES IN NET ASSETS                                          44

NOTES TO FINANCIAL STATEMENTS                                                46

FINANCIAL HIGHLIGHTS                                                         53

ADDITIONAL INFORMATION                                                       55

[GRAPHIC OF U.S. GLOBAL INVESTORS]
       U.S. GLOBAL INVESTORS

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1o800oUSoFUNDS
Fax 1o210o308o1217
www.usfunds.com

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       U.S. GLOBAL ACCOLADE FUNDS
     ---------------------------------------------------------------------------

DEAR SHAREHOLDER:

                                                         [PHOTO OF FRANK HOLMES]
     PAST SUCCESS

     There have been many exciting events for U.S. Global Investors Accolade Family of Funds. For starters, the Wall Street Journal named the Eastern European Fund the #1 performing fund for the calendar year 2004 out of all funds. With over 12,000 funds in the industry, we are proud of this accomplishment.

     Additionally, the Eastern European Fund was presented with a prestigious award from Lipper as the "Best Overall Fund" over three years for consistent return in the emerging markets category. As you can see, the fund has benefited from the active management of London-based Charlemagne Capital, the subadviser of the fund.

     The Accolade Family of Funds is also growing. On February 24, 2005, U.S. Global Investors launched the Global Emerging Markets Fund. The new fund gives investors the opportunity to invest in a basket of developing countries in addition to Eastern Europe including Asia, Latin America, the Middle East, and Africa, just to name a few. Most importantly, the fund is managed by Charlemagne Capital using the same processes and passion that have led to the success of the Eastern European Fund.

     NEW CHALLENGES

     After starting the period on a strong note, the emerging market equities corrected in March and April. The chief factor was rising U.S. interest rates. The Federal Reserve (Fed) raising interest rates exerted upward pressure on the U.S. Dollar. This resulted in a global sell-off in equities across emerging markets, despite being undervalued in many metrics.

     Historically, emerging markets bottom when interest rates in the U.S. peak. Although emerging market equities appear to be oversold for the short-term, the intermediate-term momentum is still showing downward pressure. The Fed Funds Futures indicate the Fed may be approaching a neutral "range" for federal funds. This, coupled with equities reaching an oversold position, might be an indication that we have reached a bottom. On a positive note, emerging market stocks were already trading at lower price-to-earnings ratios, price-to-book values and higher dividend yields

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       U.S. GLOBAL ACCOLADE FUNDS
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     than U.S. stocks. So now they are even a better deal. We will continue to monitor this inter-market relationship closely.

--------------------------------------------------------------------------------
                           -----------------------------------------------
                              PRICE-TO-EARNINGS       PRICE-TO-BOOK VALUE
                                    RATIO                    RATIO
                             2005 EST    2006 EST    2005 EST     2006 EST
--------------------------------------------------------------------------
 EMERGING MARKETS EQUITIES      9.7x        9.3x       1.65x         1.47x
--------------------------------------------------------------------------
 U.S. EQUITIES                 16.7x       15.5x       2.66x         2.58x
--------------------------------------------------------------------------
Source: UBS
--------------------------------------------------------------------------------

     It's been almost a year since Art Bonnel, former manager of the Bonnel Growth Fund (now called the Holmes Growth Fund), decided to take a well-deserved sabbatical. We stay in touch with Art regularly.

     Since taking over the day-to-day management of the fund on June 1, 2004, U.S. Global Investors overlapped its matrix of models with Art's time-tested stock picking technique. As you can see from the chart below, this technique coupled with U.S. Global Investors' quantitative analysis has performed well since the management change.

--------------------------------------------------------------------------------
     As of March 31, 2005

--------------------------------------------------------------------------
                      6/1/2004*     1 YEAR     3 YEAR    5 YEAR    10 YEAR
--------------------------------------------------------------------------
 HOLMES GROWTH FUND    10.97%       10.26%     2.75%    -12.22%     11.32%
--------------------------------------------------------------------------
 S&P 500 INDEX          6.92%        6.68%     2.73%     -3.16%     10.78%
--------------------------------------------------------------------------

     * Date of Management Change

     Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS, option 5.
--------------------------------------------------------------------------------

     Dr. Stephen Leeb continues to navigate the MegaTrends Fund, picking stocks that benefit in good times and in bad. He has correctly forecasted the price increase in oil and energy prices in general. The fund's overweight position in energy has kept the fund among the top of its peer group.

     Although we may go through periods where energy prices will soften, Dr. Leeb continues to be bullish on energy prices and, in particular, oil. Over the long term, demand around the world and supply constraints will be the catalyst to keep energy and oil prices at higher than normal levels.

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       U.S. GLOBAL ACCOLADE FUNDS
     ---------------------------------------------------------------------------

     So as you can see, there have been some exciting things happening and there is a lot of momentum among U.S. Global Investors Accolade Family of Funds. However, it is important not to under-estimate the importance of diversification in your portfolio. It is easy for investors to make emotionally-based performance driven decisions. Additionally, it is important to understand inter-market relationships and especially the different cycles that affect the market.

     Going forward, there are several cycles that may have an effect on the way the markets perform:

       - Presidential Election Cycles
       - Interest Rate Cycles
       - Economic Cycles (i.e. Kuznet Cycle, Seasonal Commodity Cycle, Juglar Cycle)

     You may have heard me talk about the Presidential election cycle. This is where markets perform differently during certain years of a Presidential election cycle. For example, historically the market performs at its best during the 3rd and 4th year of a Presidential election cycle. This occurs because most Presidents put policies in place to stimulate the economy, which in turn benefits the overall market.

     On the flip side, the first year of a Presidential cycle, which we are in now, tends to be the roughest. Presidents like to push their toughest or most controversial policies early in their term.

     The Fed goes through cycles of raising and lowering interest rates. We are currently in the raising rate portion of this cycle. The Fed has been raising interest rates in an effort to tighten money supply by making borrowing less attractive. However, many top analysts believe rates will peak by the end of this summer.

     At U.S. Global Investors, we are closely watching the timing and frequency of the Fed's actions during this rising rate cycle. There are many inter-market relationships that may be impacted by these actions including bond prices and yields, corporate and consumer spending, and U.S and foreign currency valuations, just to name a few.

     Simon Kuznet, a great economic historian, developed another cycle called the Kuznet Cycle. Kuznet stated that when a developing

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       U.S. GLOBAL ACCOLADE FUNDS
     ---------------------------------------------------------------------------

     country allocates resources and develops infrastructure policies to build out their economies, this process or cycle usually lasts 20 years. This puts huge demand on commodities and resources needed to build out infrastructure including oil, coal, steel, cement, etc. This 20-year cycle is important to understand in countries like China and India and their impact on global demand for energy.

     In fact, did you know that 80 percent of the world's population lives in developing or emerging markets? Additionally, only three of the largest 20 countries in the world are considered developed--the U.S., Germany and Japan. So 17 of the world's largest countries are considered developing or emerging markets. This bodes well for foreign and domestic suppliers, miners, drillers, and producers of commodities as these countries grow their economies, which could last as long as 20 years.

     U.S. Global Investors will continue to monitor the U.S. Dollar, foreign currencies, the U.S. deficit and all of the different market cycles.

     MEAN REVERSION

     Investments can have wide price swings during any given year. But, over time, they usually revert to their long-term averages. This principle is called "mean reversion." We urge you to look this term up over the Internet and discover the significance of this pattern. Understanding mean reversion helps investors rebalance their various asset classes each year to catch the volatility, not chase it.

     Sincerely,

     /s/ Frank Holmes

     Frank Holmes
     Chairman, Chief Investment Officer and CEO
     U.S. Global Investors, Inc.

     Please consider carefully the fund's investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Distributed by U.S. Global Brokerage, Inc.

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       U.S. GLOBAL ACCOLADE FUNDS
     ---------------------------------------------------------------------------

     The Eastern European Fund's total annualized returns for the 1-year, 5-year and since inception periods are 23.25%, 20.98% and 16.63%, respectively, as of 3/31/05. Inception date 3/31/1997.

     Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS, option 5.

     Please keep in mind that high double-digit and triple-digit returns are highly unusual and cannot be sustained. Recent returns were achieved during favorable market conditions, especially within the emerging markets sector.

     Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.

     Investing in small-and mid-cap stocks may be more risky and more volatile than investing in large-cap stocks.

     Diversification does not protect an investor from market risks and does not assure a profit.

     The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

     The award selection process began with Lipper calculating a Consistent Return score for each fund for the three-year time period as of December 31, 2004. Consistent Return is a quantitative metric that incorporates two characteristics: risk-adjusted return, and the strength of the fund's performance trend. The top-scoring Consistent Return fund within each classification received the awards.

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       HOLMES GROWTH FUND
     ---------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

     INTRODUCTION

     The Holmes Growth Fund focuses on issues that have good growth prospects and strong positive earnings momentum. Our primary objective is long-term capital appreciation.

     PERFORMANCE

     ---------------------------------------------------------------------------
       HOLMES GROWTH FUND
     ---------------------------------------------------------------------------

                          [CHART OF HOLMES GROWTH FUND]

                S&P MidCap          Holmes           S&P 500        Russell 2000
                400 Index        Growth Fund          Index           Index(R)
 4/30/1995      $10,000.00        $10,000.00       $10,000.00        $10,000.00
 5/31/1995       10,241.05         10,149.25        10,399.08         10,171.94
 6/30/1995       10,657.74         11,097.45        10,640.20         10,699.58
 7/31/1995       11,213.51         12,361.72        10,992.89         11,315.98
 8/31/1995       11,420.57         12,475.86        11,020.33         11,550.07
 9/29/1995       11,697.43         13,002.63        11,485.15         11,756.30
10/31/1995       11,396.50         12,712.91        11,444.11         11,230.53
11/30/1995       11,893.84         12,958.74        11,945.92         11,702.33
12/29/1995       11,864.09         12,826.56        12,176.03         12,011.10
 1/31/1996       12,035.81         12,642.67        12,589.97         11,998.26
 2/29/1996       12,444.77         13,157.57        12,707.09         12,372.18
 3/29/1996       12,593.81         13,773.61        12,829.44         12,623.99
 4/30/1996       12,978.08         15,410.26        13,018.41         13,299.01
 5/31/1996       13,153.41         16,706.71        13,353.58         13,823.13
 6/28/1996       12,956.19         15,364.29        13,404.49         13,255.51
 7/31/1996       12,079.89         13,773.61        12,812.60         12,097.70
 8/30/1996       12,776.38         14,499.99        13,083.27         12,800.17
 9/30/1996       13,333.00         15,768.86        13,818.98         13,300.36
10/31/1996       13,371.80         15,676.91        14,199.96         13,095.38
11/29/1996       14,124.70         16,409.71        15,272.36         13,634.92
12/31/1996       14,140.17         16,409.71        14,969.83         13,992.27
 1/31/1997       14,670.80         16,530.37        15,904.57         14,271.94
 2/28/1997       14,550.39         15,073.17        16,029.43         13,925.88
 3/31/1997       13,930.97         14,284.24        15,372.04         13,268.77
 4/30/1997       14,292.01         14,525.56        16,288.91         13,305.74
 5/30/1997       15,540.98         16,094.14        17,279.90         14,786.00
 6/30/1997       15,977.43         17,115.10        18,053.61         15,419.70
 7/31/1997       17,558.68         18,720.81        19,489.31         16,137.20
 8/29/1997       17,537.30         19,008.53        18,398.30         16,506.46
 9/30/1997       18,544.91         20,289.38        19,405.34         17,714.61
10/31/1997       17,738.65         18,266.01        18,757.99         16,936.42
11/28/1997       18,001.47         18,271.63        19,625.62         16,826.83
12/31/1997       18,699.73         18,102.35        19,962.43         17,121.41
 1/30/1998       18,343.65         18,226.49        20,183.01         16,851.17
 2/27/1998       19,862.86         19,592.07        21,637.85         18,097.24
 3/31/1998       20,758.29         20,415.93        22,745.00         18,843.53
 4/30/1998       21,137.00         20,620.01        22,973.72         18,947.83
 5/29/1998       20,186.71         19,516.18        22,579.38         17,927.37
 6/30/1998       20,313.75         20,915.88        23,495.87         17,965.07
 7/31/1998       19,527.05         20,324.14        23,246.31         16,510.71
 8/31/1998       15,895.10         17,251.62        19,888.83         13,304.71
 9/30/1998       17,378.63         18,571.67        21,162.99         14,345.89
10/30/1998       18,929.83         18,412.35        22,882.88         14,931.01
11/30/1998       19,874.54         20,142.06        24,269.20         15,713.25
12/31/1998       22,273.95         23,015.82        25,666.79         16,685.55
 1/29/1999       21,407.14         24,663.17        26,739.68         16,907.32
 2/26/1999       20,286.65         22,356.88        25,908.77         15,537.89
 3/31/1999       20,853.38         24,357.24        26,945.07         15,780.47
 4/30/1999       22,497.43         24,216.03        27,988.50         17,194.54
 5/28/1999       22,595.16         24,004.23        27,328.52         17,445.72
 6/30/1999       23,804.28         26,216.39        28,843.98         18,234.59
 7/30/1999       23,298.89         25,839.85        27,944.21         17,734.30
 8/31/1999       22,500.47         26,875.33        27,805.86         17,077.91
 9/30/1999       21,806.70         27,369.53        27,044.54         17,081.64
10/29/1999       22,917.12         29,616.99        28,755.20         17,150.83
11/30/1999       24,119.87         33,005.82        29,339.70         18,174.92
12/31/1999       25,552.16         41,761.21        31,066.67         20,232.33
 1/31/2000       24,832.95         42,412.03        29,505.99         19,907.40
 2/29/2000       26,569.85         56,648.81        28,948.04         23,194.81
 3/31/2000       28,792.37         53,787.89        31,778.16         21,665.56
 4/30/2000       27,786.55         48,188.09        30,822.43         20,361.80
 5/31/2000       27,439.52         42,140.86        30,191.62         19,175.09
 6/30/2000       27,843.05         44,201.80        30,936.07         20,846.66
 7/31/2000       28,283.27         40,269.74        30,452.84         20,175.98
 8/31/2000       31,439.33         45,910.21        32,343.33         21,715.38
 9/29/2000       31,224.13         42,452.71        30,636.25         21,077.12
10/31/2000       30,164.69         39,334.18        30,506.31         20,136.31
11/30/2000       27,889.33         34,079.52        28,102.96         18,069.27
12/29/2000       30,022.40         34,568.18        28,240.83         19,621.10
 1/31/2001       30,690.46         33,590.86        29,242.18         20,642.61
 2/28/2001       28,940.01         29,030.03        26,577.55         19,288.20
 3/30/2001       26,789.79         26,478.14        24,894.78         18,344.69
 4/30/2001       29,744.06         26,731.52        26,827.83         19,779.78
 5/31/2001       30,436.55         26,568.63        27,007.80         20,265.99
 6/30/2001       30,313.72         25,862.79        26,350.70         20,965.77
 7/31/2001       29,861.93         25,048.35        26,091.21         19,830.85
 8/31/2001       28,885.70         24,288.22        24,459.49         19,190.31
 9/30/2001       25,293.63         23,238.50        22,484.48         16,607.14
10/31/2001       26,412.44         23,383.29        22,913.49         17,578.92
11/30/2001       28,376.77         24,107.23        24,670.66         18,939.86
12/31/2001       29,842.28         25,138.85        24,886.92         20,108.86
 1/31/2002       29,687.17         25,229.34        24,523.94         19,899.73
 2/28/2002       29,723.36         24,903.57        24,050.88         19,354.38
 3/31/2002       31,847.78         25,826.59        24,955.42         20,909.27
 4/30/2002       31,698.82         26,731.52        23,442.98         21,099.75
 5/31/2002       31,163.11         26,279.05        23,270.28         20,162.92
 6/30/2002       28,881.97         24,523.50        21,612.53         19,162.84
 7/31/2002       26,083.31         21,482.95        19,927.94         16,269.25
 8/31/2002       26,213.73         20,614.22        20,058.76         16,228.58
 9/30/2002       24,106.14         20,415.13        17,878.78         15,063.37
10/31/2002       25,149.94         20,976.19        19,452.41         15,546.90
11/30/2002       26,603.61         22,532.66        20,597.36         16,933.68
12/31/2002       25,510.20         20,234.15        19,387.31         15,990.48
 1/31/2003       24,765.30         20,632.31        18,879.44         15,547.54
 2/28/2003       24,175.89         20,415.13        18,596.17         15,078.01
 3/31/2003       24,378.96         19,492.11        18,776.72         15,272.51
 4/30/2003       26,146.44         19,745.49        20,323.36         16,720.35
 5/31/2003       28,311.36         20,759.00        21,394.14         18,514.44
 6/30/2003       28,673.75         20,849.50        21,667.06         18,849.55
 7/31/2003       29,691.67         21,446.75        22,049.08         20,029.53
 8/31/2003       31,036.70         22,261.18        22,479.10         20,946.88
 9/30/2003       30,561.84         22,080.20        22,240.37         20,559.37
10/31/2003       32,872.31         24,523.50        23,498.51         22,286.35
11/30/2003       34,017.19         24,794.97        23,705.25         23,077.19
12/31/2003       34,590.72         24,632.09        24,948.47         23,545.47
 1/31/2004       35,339.96         25,337.93        25,406.40         24,568.40
 2/29/2004       36,188.71         25,374.13        25,759.52         24,788.61
 3/31/2004       36,341.90         25,410.32        25,370.91         25,019.59
 4/30/2004       35,149.85         24,831.17        24,972.64         23,744.01
 5/31/2004       35,878.05         25,247.44        25,315.34         24,121.88
 6/30/2004       36,693.92         26,007.58        25,807.60         25,137.77
 7/31/2004       34,982.33         24,650.19        24,953.44         23,445.19
 8/31/2004       34,890.01         24,179.63        25,054.38         23,324.64
 9/30/2004       35,923.17         25,518.92        25,325.74         24,419.68
10/31/2004       36,497.94         26,025.67        25,713.23         24,900.75
11/30/2004       38,669.57         27,944.12        26,752.04         27,059.65
12/31/2004       40,289.83         28,704.26        27,661.61         27,860.61
 1/31/2005       39,262.44         27,907.92        26,986.67         26,698.82
 2/28/2005       40,577.73         28,812.85        27,553.39         27,150.03
 3/31/2005       40,131.37         28,016.51        27,065.69         26,373.54
 4/30/2005       38,570.26         26,641.02        26,551.45         24,862.34

                                   [END CHART]

     ---------------------------------------------------------------------------
       AVERAGE ANNUAL PERFORMANCE                          For the Periods Ended
                                                                  April 30, 2005
     ---------------------------------------------------------------------------

                        Six Month     One Year     Five Year     Ten Year
Holmes Growth Fund        2.36%         7.29%       (11.17)%      10.29%
-------------------------------------------------------------------------
S&P 500 Index             3.28%         6.34%        (2.94)%      10.25%
-------------------------------------------------------------------------
S&P Mid Cap 400 Index     5.68%         9.73%         6.77%       14.43%
-------------------------------------------------------------------------
Russell 2000 Index(R)    (0.15)%        4.71%         4.07%        9.53%

       Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investing in small-and mid-cap stocks may be more risky and more volatile than investing in large-cap stocks. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Mid Cap 400 Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Russell 2000 Index(R) is a U.S. equity index measuring the performance of the 2,000 smallest companies in the Russell 3000(R), a widely recognized small-cap index. The returns for the indexes reflect no deduction for fees, expenses or taxes.

     ---------------------------------------------------------------------------
       HOLMES GROWTH FUND
     ---------------------------------------------------------------------------

     MANAGEMENT TEAM'S PERSPECTIVE

     SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

     The last six months have witnessed a continuing rise in short-term interest rates. The Fed continued the measured tightening which it had begun in June 2004. The Fed discount rate was increased four times from 2.75 percent at the beginning of October to 3.75 percent at the end of April. The purpose of this tightening was to remove excessive stimulus to the economy provided by the very low, short-term interest rates engineered by the Fed in the economic decline following the terrorist attacks in September 2001.

     President Bush was re-elected in November, and the Republican Party secured a majority of the seats in the Senate while maintaining their majority in the House. Oil prices, which had hit $55 in October, declined in November and December, reaching the low $40's in parts of December. The market appeared to react favorably to these developments as the market rallied sharply in November and December despite continued strife in Iraq prior to and after the Iraqi elections.

     With the market somewhat extended at the end of December, and in the face of continuing short-term interest rate increases and slowdowns projected in the rate of earning increases, the market declined in January.

     Despite an increase in the 10-year U.S. Treasury note yield from the 4.0 percent area in early February to the 4.60 percent area in late March due to inflation concerns, the S&P MidCap 400 Index rallied in February and early March to an all-time high.

     However, concerns over a global economic slowdown began to grip the market in early March, and the energy stocks and commodity cyclical stocks such as steels, chemicals, and aluminums began to lead the market down in March and April.

     INVESTMENT HIGHLIGHTS

     STRENGTHS

       o Consumer staples and healthcare were the best performing sectors as the market appeared to value the relatively stable earnings of these groups.
       o Energy and materials were the third and fourth best performing sectors, helped by commodity prices which were relatively high on a historical basis.

     ---------------------------------------------------------------------------
       HOLMES GROWTH FUND
     ---------------------------------------------------------------------------

     WEAKNESSES

       o Information technology (IT) was the weakest performing sector. Expected fourth quarter IT spending failed to develop, and semiconductor companies were working down their inventories in the first calendar quarter of 2005.
       o Financial services also underperformed as short-term rates increased during the period.

     SECTOR WEIGHTINGS

-------------------------------------------------------------------------
                             --------------------------------------------
(At April 30, 2005 in %)      HOLMES GROWTH     S&P 400 MIDCAP     OVER
                                  FUND              INDEX         (UNDER)
SECTORS                        % WEIGHTS         % WEIGHTS          %
-------------------------------------------------------------------------
Consumer                           20                23            (-3)
-------------------------------------------------------------------------
Healthcare                         15                12              3
-------------------------------------------------------------------------
Technology                         13                14            (-1)
-------------------------------------------------------------------------
Industrials                        12                13            (-1)
-------------------------------------------------------------------------
Financial Services                 11                18            (-7)
-------------------------------------------------------------------------
Energy                              7                 7              0
-------------------------------------------------------------------------
Materials                           6                 5              1
-------------------------------------------------------------------------
Other                               3                 8            (-5)
-------------------------------------------------------------------------
Cash Equivalent                    13                 0             13
=========================================================================
                    TOTAL         100               100              0
-------------------------------------------------------------------------
-------------------------------------------------------------------------

     The fund held 13 percent of its total investments in cash equivalents at the end of the period. This was an above normal cash level because the possibility of a global economic slowdown was on the horizon. The fund was overweight in healthcare due to the stable growing earnings of this group at a time of possible economic slowdown. The fund was significantly underweight in financial services. Financial stocks generally display slower growth in earnings than stocks in some of the other sectors. Also, we believed that rising short-term interest rates would dampen price appreciation in financials. Utilities and telecommunications (shown in "Other" above) were underweight due to the generally slower-growing earnings of those groups.

     ---------------------------------------------------------------------------
       HOLMES GROWTH FUND
     ---------------------------------------------------------------------------

     COMPARABLE VALUATION METRICS OF HOLDINGS

     The fund contains stocks with generally high revenue growth. At April 30, 2005, the average revenue growth in the last quarter for the stocks in the fund was 30.8 percent, as compared to 12.5 percent for the stocks in the S&P MidCap 400 Index, or approximately 2.5 times as fast. The high relative growth also applies to earnings of the stocks in the fund, which on average grew 66 percent year-over-year in the latest quarter, as compared to 19 percent for the S&P MidCap 400 Index, or approximately 3.5 times as fast.

           [BAR CHART OF HOLMES GROWTH FUND]

                   HOMES GROWTH      S&P MIDCAP 400 INDEX
REVENUE                30.8%                  66%
EARNING                12.5%                  19%

                      [END CHART]

     Despite these higher growth rates, the price-to-projected-earnings-per-share growth rate (PEG ratio) is lower than that of the S&P MidCap 400 Index (1.1 for the fund compared to 1.2 for the index). The PEG ratio is a useful tool to assess stock valuation relative to its earnings growth.

           [BAR CHART OF HOLMES GROWTH FUND]

                   HOMES GROWTH      S&P MIDCAP 400 INDEX
PEG RATIO              1.1x                  1.2x

                      [END CHART]

     ---------------------------------------------------------------------------
       HOLMES GROWTH FUND
     ---------------------------------------------------------------------------

     The average market capitalization of the fund's stock investments is $4.6 billion, compared to $3.5 billion for the S&P MidCap 400 Index.

     The fund returned 2.36 percent for the six-month period, compared to a total return of 5.68 percent for the S&P MidCap 400 Index and 3.28 percent for the S&P 500 Index.

     The fund slightly underperformed the S&P MidCap 400 Index in the first three months of the period with a 7.23 percent total return compared to
     7.58 percent for the index. In the same period, the fund outperformed the S&P 500 Index with a total return of 7.23 percent compared to 4.96 percent for the index. During this period, the fund was overweighted in the energy and materials sectors, both of which were performing satisfactorily.

     In the final three months, the declines in the energy and materials sectors, where the fund was overweighted, were in large part responsible for fund underperformance for the total six-month period. Toward the end of the period, we began to reduce the overweight positions in energy and commodity cyclical.

     CURRENT OUTLOOK

     OPPORTUNITIES

       o Long-term interest rates were favorable at 4.20 percent on the 10-year Treasury note at the end of the six-month period. This provides a favorable backdrop for the homebuilders and building materials groups.
       o Selected rapidly growing mid-cap enterprises in the healthcare and technology sectors continue to provide opportunity.
       o High prices for crude oil and natural gas provide opportunity for sustained profitability of oil and oil service stocks.

     THREATS

       o An expected continued rise in short-term rates provides a headwind for stocks. This could be particularly true for financial stocks.
       o The relatively high price of crude oil and natural gas potentially serves as a drag on the economy. This could negatively affect the airlines and truckers.
       o The rate of increase in corporate profits may slow going forward in 2005 and 2006, impacting the industrials and materials sectors the most.

     Based on an apparent global economic slowdown currently in progress, a cautious outlook is generally warranted. We will continue to use our models to find and invest in companies in the mid-cap sector with accelerating revenue and earnings.

     ---------------------------------------------------------------------------
       HOLMES GROWTH FUND
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
       PORTFOLIO ALLOCATION
                                                                 April 30, 2005
       BASED ON TOTAL INVESTMENTS
     ---------------------------------------------------------------------------

                       [PIE CHART OF PORTFOLIO ALLOCATION]

Consumer Discretion                                                       20%
Health Care                                                               15%
Cash Equivalent                                                           13%
Technology                                                                13%
Industrials                                                               12%
Financial Services                                                        11%
Energy                                                                     7%
Materials                                                                  6%
Other                                                                      3%

                                  [END CHART]

     ---------------------------------------------------------------------------

================================================================================
TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS               APRIL 30, 2005
================================================================================
  VENTANA MEDICAL SYSTEMS, INC.                                        1.93%
    MEDICAL PRODUCTS
  --------------------------------------------------------------------------
  AMERICAN EAGLE OUTFITTERS, INC.                                      1.69%
    RETAIL
  --------------------------------------------------------------------------
  SONIC CORP.                                                          1.55%
    RESTAURANTS
  --------------------------------------------------------------------------
  ITT INDUSTRIES, INC.                                                 1.46%
    MANUFACTURING
  --------------------------------------------------------------------------
  MIDCAP SPDR TRUST SERIES 1                                           1.40%
    INVESTMENT TRUSTS
  --------------------------------------------------------------------------
  ZENITH NATIONAL INSURANCE CORP.                                      1.39%
    INSURANCE
  --------------------------------------------------------------------------
  CHATTEM, INC.                                                        1.33%
    HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES
  --------------------------------------------------------------------------
  CES SOFTWARE PLC                                                     1.29%
    COMPUTER SOFTWARE & HARDWARE
  --------------------------------------------------------------------------
  BOYD GAMING CORP.                                                    1.28%
    CASINO HOTELS
  --------------------------------------------------------------------------
  WEATHERFORD INTERNATIONAL LTD.                                       1.26%
    OIL & GAS FIELD MACHINERY
================================================================================

     ---------------------------------------------------------------------------
       MEGATRENDS FUND
     ---------------------------------------------------------------------------

FUND MANAGER'S PERSPECTIVE
     A Message from Dr. Stephen Leeb

     INTRODUCTION

     The MegaTrends Fund is a large-cap equity fund managed with a view toward capital appreciation. Its approach seeks to identify economic sectors whose revenues are growing faster than the economy and companies in these sectors with consistent earnings growth. We are also looking for quality stocks with growth greater than other companies in the sector, dominance in their industries, superior operating records and are reasonably priced based on their price-to-earnings ratio. MegaTrends Fund's benchmark is the S&P 500 Index.

     PERFORMANCE

     ---------------------------------------------------------------------------
       MEGATRENDS FUND
     ---------------------------------------------------------------------------

                  [CHART OF MEGATRENDS FUND]

                   S&P 500         Russell 1000          MegaTrend
                    Index         Growth Index(R)          Fund
 4/30/1995        $10,000.00        $10,000.00          $10,000.00
 5/31/1995         10,399.08         10,348.10           10,323.48
 6/30/1995         10,640.20         10,747.54           10,466.73
 7/31/1995         10,992.89         11,194.36           10,579.17
 8/31/1995         11,020.33         11,206.35           10,607.28
 9/29/1995         11,485.15         11,722.78           10,719.73
10/31/1995         11,444.11         11,730.77           10,757.21
11/30/1995         11,945.92         12,187.29           11,150.77
12/29/1995         12,176.03         12,256.91           11,526.24
 1/31/1996         12,589.97         12,666.63           11,718.50
 2/29/1996         12,707.09         12,898.31           11,756.96
 3/29/1996         12,829.44         12,914.85           11,747.34
 4/30/1996         13,018.41         13,254.96           12,016.51
 5/31/1996         13,353.58         13,718.33           12,247.23
 6/28/1996         13,404.49         13,736.59           12,256.65
 7/31/1996         12,812.60         12,931.98           11,571.50
 8/30/1996         13,083.27         13,265.80           11,908.64
 9/30/1996         13,818.98         14,231.34           12,300.15
10/31/1996         14,199.96         14,317.51           12,909.18
11/29/1996         15,272.36         15,392.03           13,463.83
12/31/1996         14,969.83         15,090.74           13,300.69
 1/31/1997         15,904.57         16,149.28           13,998.40
 2/28/1997         16,029.43         16,040.28           13,710.46
 3/31/1997         15,372.04         15,172.34           13,411.44
 4/30/1997         16,288.91         16,179.52           13,621.86
 5/30/1997         17,279.90         17,347.07           14,552.13
 6/30/1997         18,053.61         18,041.54           14,896.56
 7/31/1997         19,489.31         19,637.07           15,915.50
 8/29/1997         18,398.30         18,487.78           15,394.95
 9/30/1997         19,405.34         19,397.40           16,225.62
10/31/1997         18,757.99         18,680.67           15,394.95
11/28/1997         19,625.62         19,473.87           15,450.33
12/31/1997         19,962.43         19,691.85           15,373.91
 1/30/1998         20,183.01         20,280.76           15,438.73
 2/27/1998         21,637.85         21,806.67           16,294.27
 3/31/1998         22,745.00         22,675.76           16,994.26
 4/30/1998         22,973.72         22,989.62           17,266.48
 5/29/1998         22,579.38         22,337.37           16,566.49
 6/30/1998         23,495.87         23,705.21           16,592.42
 7/31/1998         23,246.31         23,548.28           15,451.69
 8/31/1998         19,888.83         20,014.26           13,170.23
 9/30/1998         21,162.99         21,551.58           13,948.00
10/30/1998         22,882.88         23,284.06           14,712.81
11/30/1998         24,269.20         25,054.78           15,257.25
12/31/1998         25,666.79         27,313.96           15,724.17
 1/29/1999         26,739.68         28,918.06           16,032.79
 2/26/1999         25,908.77         27,597.00           15,446.41
 3/31/1999         26,945.07         29,050.44           16,187.10
 4/30/1999         27,988.50         29,087.54           16,711.75
 5/28/1999         27,328.52         28,193.34           16,418.56
 6/30/1999         28,843.98         30,168.34           17,051.23
 7/30/1999         27,944.21         29,209.65           16,989.51
 8/31/1999         27,805.86         29,686.71           17,066.66
 9/30/1999         27,044.54         29,062.99           16,356.84
10/29/1999         28,755.20         31,258.27           16,603.73
11/30/1999         29,339.70         32,944.53           16,943.22
12/31/1999         31,066.67         36,371.26           18,434.48
 1/31/2000         29,505.99         34,665.60           17,512.76
 2/29/2000         28,948.04         36,360.42           17,666.38
 3/31/2000         31,778.16         38,962.56           19,765.86
 4/30/2000         30,822.43         37,108.53           19,697.59
 5/31/2000         30,191.62         35,240.24           20,107.24
 6/30/2000         30,936.07         37,910.86           19,322.07
 7/31/2000         30,452.84         36,330.17           19,885.35
 8/31/2000         32,343.33         39,619.95           21,438.62
 9/29/2000         30,636.25         35,871.94           21,080.17
10/31/2000         30,506.31         34,174.84           21,114.31
11/30/2000         28,102.96         29,137.18           20,017.40
12/29/2000         28,240.83         28,215.01           21,514.91
 1/31/2001         29,242.18         30,164.34           22,216.28
 2/28/2001         26,577.55         25,246.51           21,401.18
 3/30/2001         24,894.78         22,317.97           20,263.82
 4/30/2001         26,827.83         25,140.95           22,102.54
 5/31/2001         27,007.80         24,770.59           22,235.23
 6/30/2001         26,350.70         24,197.10           21,268.48
 7/31/2001         26,091.21         23,592.21           20,074.26
 8/31/2001         24,459.49         21,663.43           18,216.59
 9/30/2001         22,484.48         19,500.11           16,415.78
10/31/2001         22,913.49         20,523.28           17,439.40
11/30/2001         24,670.66         22,494.86           17,970.16
12/31/2001         24,886.92         22,452.64           18,785.27
 1/31/2002         24,523.94         22,056.04           17,308.69
 2/28/2002         24,050.88         21,140.73           16,693.46
 3/31/2002         24,955.42         21,871.72           18,231.55
 4/30/2002         23,442.98         20,086.73           17,657.33
 5/31/2002         23,270.28         19,601.12           17,411.23
 6/30/2002         21,612.53         17,787.60           15,504.00
 7/31/2002         19,927.94         16,810.09           13,207.11
 8/31/2002         20,058.76         16,860.31           13,945.39
 9/30/2002         17,878.78         15,111.27           12,837.97
10/31/2002         19,452.41         16,497.38           13,576.25
11/30/2002         20,597.36         17,393.29           13,719.81
12/31/2002         19,387.31         16,192.08           13,122.15
 1/31/2003         18,879.44         15,798.90           13,369.74
 2/28/2003         18,596.17         15,726.44           13,369.74
 3/31/2003         18,776.72         16,019.17           13,039.63
 4/30/2003         20,323.36         17,203.83           13,741.12
 5/31/2003         21,394.14         18,062.30           15,040.96
 6/30/2003         21,667.06         18,311.56           15,329.81
 7/31/2003         22,049.08         18,767.52           15,598.03
 8/31/2003         22,479.10         19,234.83           16,526.49
 9/30/2003         22,240.37         19,029.02           16,072.58
10/31/2003         23,498.51         20,098.45           17,021.66
11/30/2003         23,705.25         20,308.46           17,681.90
12/31/2003         24,948.47         21,010.99           18,922.63
 1/31/2004         25,406.40         21,440.16           18,629.90
 2/29/2004         25,759.52         21,576.56           19,298.99
 3/31/2004         25,370.91         21,175.93           19,236.26
 4/30/2004         24,972.64         20,929.95           18,650.81
 5/31/2004         25,315.34         21,319.25           18,818.08
 6/30/2004         25,807.60         21,585.74           19,173.53
 7/31/2004         24,953.44         20,366.14           18,755.35
 8/31/2004         25,054.38         20,266.35           18,797.17
 9/30/2004         25,325.74         20,458.88           19,257.17
10/31/2004         25,713.23         20,778.04           19,236.26
11/30/2004         26,752.04         21,492.80           19,842.62
12/31/2004         27,661.61         22,335.32           20,448.98
 1/31/2005         26,986.67         21,591.56           19,947.17
 2/28/2005         27,553.39         21,822.58           20,595.34
 3/31/2005         27,065.69         21,425.41           19,926.26
 4/30/2005         26,551.45         21,018.33           19,633.53

                            [END CHART]

     ---------------------------------------------------------------------------
       AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                                April 30, 2005
     ---------------------------------------------------------------------------

                              Six Month   One Year  Five Year   Ten Year
MegaTrends Fund                 2.07%      5.27%      (0.07)%     6.97%
------------------------------------------------------------------------
S&P 500 Index                   3.28%      6.34%      (2.94)%    10.25%
------------------------------------------------------------------------
Russell 1000 Growth Index(R)    1.14%      0.40%     (10.74)%     7.70%

       Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The
       Russell 1000 Growth Index(R) includes those common stocks of the Russell 1000 Index(R) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index(R) is an index of common stocks of the 1,000 largest U.S. companies measured by total market capitalization. The returns for the indexes reflect no deduction for fees, expenses or taxes.

     ---------------------------------------------------------------------------
       MEGATRENDS FUND
     ---------------------------------------------------------------------------

     SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

     The rally of the last two months of 2004 that sent the stocks to multi-year highs was caused by two factors--political (Bush's reelection) and economic (the retreat of oil prices). The latter proved to be temporary as commodity prices, including oil, resumed their rise in early 2005 and sent the general market lower.

     Investors were also concerned with the actions of the Fed and its interest rate increases. While these rate increases were clearly signaled by the Fed, the concerns about pricing pressure and inflation were mounting. Another factor that added to choppy market action was the slower pace of corporate earnings growth compared to the solid numbers shown in 2004.

     As a result, the S&P 500 Index was down 4.5 percent for the first four months of 2005, with only three sectors (energy, healthcare and utilities) in the black.

     INVESTMENT HIGHLIGHTS

     Multi-year highs reached on many commodities, including oil, helped our performance in the six months ending April 30, 2005, because we were overweighted in energy and materials stocks such as ConocoPhillips,(1) Schlumberger Ltd.,(2) PetroChina Co., Ltd.(3) and Transocean.(4) Our current emphasis on quality has also paid off when, with the market down-turn caused by the concern about record-high oil prices and slowdown in the economy, investors were clearly preferring the safety of the higher quality stocks such as The Coca-Cola Co.,(5) The Procter and Gamble Co.(6) and General Electric Co.(7)

     While we remained about double-weighted in energy (relative to the S&P 500 Index) during this six-month period, we slightly decreased our overall exposure to materials, industrials and consumer discretionary, while increasing our weightings in consumer staples, healthcare, utilities and technology.

     CURRENT OUTLOOK

     As long as the main inflationary catalysts, namely oil and other commodities, remain quiescent, we expect inflation to remain tame. While we remain optimistic regarding inflation and the overall stock market in the short-term, we still expect oil prices to firm up after this quarter and see inflation as

     ---------------------------------------------------------------------------
       MEGATRENDS FUND
     ---------------------------------------------------------------------------

     becoming a bigger problem for the economy. Because of this, we are willing to stick with our overweight position in oil, even though it may mean we underperform the market in the near future.

     (1) The fund did not hold this security as of 4/30/05.
     (2) This security comprised 2.05% of the fund's total net assets as of 4/30/05.
     (3) This security comprised 3.72% of the fund's total net assets as of 4/30/05.
     (4) This security comprised 3.17% of the fund's total net assets as of 4/30/05.
     (5) This security comprised 3.16% of the fund's total net assets as of 4/30/05.
     (6) This security comprised 2.97% of the fund's total net assets as of 4/30/05.
     (7) This security comprised 1.36% of the fund's total net assets as of 4/30/05.

     ---------------------------------------------------------------------------
       PORTFOLIO ALLOCATION
                                                                 April 30, 2005
       BASED ON TOTAL INVESTMENTS
     ---------------------------------------------------------------------------

                       [PIE CHART OF MEGATRENDS FUND]

Energy                                                                    16%
Financial Services                                                        16%
Information Technology                                                    16%
Health Care                                                               13%
Consumer Discretionary                                                     9%
Cash Equivalent                                                            6%
Consumer Staples                                                           6%
Materials                                                                  6%
Industrials                                                                5%
Other                                                                      7%

                                [END CHART]

     ---------------------------------------------------------------------------
       MEGATRENDS FUND
     ---------------------------------------------------------------------------

================================================================================
TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS               APRIL 30, 2005
================================================================================
  WELLS FARGO & CO.                                                    5.47%
    FINANCIAL SERVICES
  --------------------------------------------------------------------------
  BERKSHIRE HATHAWAY, INC.                                             5.00%
    HOLDING COMPANY
  --------------------------------------------------------------------------
  ELECTRONIC ARTS, INC.                                                3.82%
    COMPUTER SOFTWARE & HARDWARE
  --------------------------------------------------------------------------
  PETROCHINA CO., LTD.                                                 3.77%
    OIL & GAS EXTRACTION & SERVICES
  --------------------------------------------------------------------------
  MICROSOFT CORP.                                                      3.66%
    COMPUTER SOFTWARE & HARDWARE
  --------------------------------------------------------------------------
  NORTHROP GRUMMAN CORP.                                               3.34%
    AIRCRAFT & DEFENSE
  --------------------------------------------------------------------------
  AMERICAN EXPRESS CO.                                                 3.33%
    FINANCIAL SERVICES
  --------------------------------------------------------------------------
  INTEL CORP.                                                          3.22%
    ELECTRONICS & COMPONENTS
  --------------------------------------------------------------------------
  TRANSOCEAN, INC.                                                     3.21%
    OIL & GAS DRILLING
  --------------------------------------------------------------------------
  THE COCA-COLA CO.                                                    3.21%
    BEVERAGES
================================================================================

     ---------------------------------------------------------------------------
       EASTERN EUROPEAN FUND
     ---------------------------------------------------------------------------

FUND MANAGER'S PERSPECTIVE

     A Message from Stefan Bottcher and Andrew Wiles
     INTRODUCTION

     The investment objective of the Eastern European Fund is to achieve long-term capital growth by investing in a diversified portfolio of the equity securities of companies located in the emerging markets of Eastern Europe. The fund will focus its investments in companies located in the Eastern European region.(1) While the fund may invest in companies of any size, it will emphasize companies that are large capitalization companies relative to the size of their local markets and generally have local brand name recognition in their industry.

     PERFORMANCE

     ---------------------------------------------------------------------------
       EASTERN EUROPEAN FUND
     ---------------------------------------------------------------------------

                     [CHART OF EASTERN EUROPEAN FUND]

                                         Morgan Stanley
                                             Capital
                                        Emerging Markets
                 Eastern European       Eastern European           S&P 500
                       Fund                  Index                  Index
 3/31/1997          $10,000.00             $10,000.00             $10,000.00
 4/30/1997           10,360.00               9,846.73              10,596.46
 5/30/1997           10,440.00               9,895.78              11,241.13
 6/30/1997           11,190.00              10,834.18              11,744.45
 7/31/1997           11,950.00              11,704.23              12,678.42
 8/29/1997           11,750.00              11,786.07              11,968.68
 9/30/1997           12,480.00              12,450.21              12,623.79
10/31/1997           11,190.00              11,006.76              12,202.67
11/28/1997           10,190.00               9,534.40              12,767.09
12/31/1997           11,237.00              10,982.43              12,986.19
 1/30/1998           10,272.11               9,174.51              13,129.69
 2/27/1998           11,166.64              10,589.31              14,076.11
 3/31/1998           11,508.38              11,198.86              14,796.35
 4/30/1998           11,860.16              11,265.22              14,945.14
 5/29/1998            9,960.53               8,971.00              14,688.61
 6/30/1998            9,819.81               8,856.68              15,284.81
 7/31/1998           10,453.02               9,565.14              15,122.47
 8/31/1998            7,447.78               5,849.08              12,938.32
 9/30/1998            7,266.86               5,683.00              13,767.20
10/30/1998            8,060.89               6,587.32              14,886.04
11/30/1998            8,070.94               6,881.66              15,787.88
12/31/1998            8,392.57               7,176.11              16,697.06
 1/29/1999            8,663.95               7,504.43              17,395.01
 2/26/1999            7,890.02               6,454.29              16,854.48
 3/31/1999            8,261.91               6,883.58              17,528.62
 4/30/1999            8,925.27               7,538.26              18,207.41
 5/28/1999            9,126.29               8,089.74              17,778.07
 6/30/1999            9,679.10               8,469.28              18,763.92
 7/30/1999           10,050.98               9,069.89              18,178.59
 8/31/1999            9,809.76               8,665.79              18,088.60
 9/30/1999            8,462.93               7,563.79              17,593.33
10/29/1999            8,704.15               7,831.11              18,706.17
11/30/1999            9,025.78               8,066.47              19,086.41
12/31/1999           10,885.22               9,689.91              20,209.86
 1/31/2000           11,387.76              10,082.66              19,194.58
 2/29/2000           11,940.57              11,096.55              18,831.62
 3/31/2000           13,217.04              11,605.58              20,672.70
 4/30/2000           11,427.97              10,119.09              20,050.97
 5/31/2000           10,633.94               9,796.00              19,640.61
 6/30/2000            9,930.37               9,484.71              20,124.89
 7/31/2000            9,980.63               9,548.82              19,810.54
 8/31/2000           10,372.62               9,393.22              21,040.36
 9/29/2000            9,267.01               8,338.22              19,929.86
10/31/2000            8,864.97               7,812.61              19,845.32
11/30/2000            7,759.36               6,853.15              18,281.87
12/29/2000            8,553.39               8,214.23              18,371.56
 1/31/2001            9,256.96               8,646.28              19,022.97
 2/28/2001            8,613.69               7,566.46              17,289.54
 3/30/2001            8,442.83               7,016.77              16,194.85
 4/30/2001            8,824.76               7,359.62              17,452.35
 5/31/2001            9,297.16               7,804.77              17,569.43
 6/30/2001            9,568.54               7,290.14              17,141.97
 7/31/2001            9,166.50               6,721.16              16,973.16
 8/31/2001            9,065.99               6,623.81              15,911.67
 9/30/2001            8,372.47               6,022.11              14,626.87
10/31/2001            9,267.01               7,041.19              14,905.95
11/30/2001            9,839.91               7,486.66              16,049.05
12/31/2001           10,211.80               7,809.51              16,189.73
 1/31/2002           11,066.13               8,581.33              15,953.60
 2/28/2002           10,935.47               8,089.39              15,645.86
 3/31/2002           11,920.47               8,622.36              16,234.29
 4/30/2002           12,875.31               9,334.93              15,250.40
 5/31/2002           13,066.28               9,454.05              15,138.05
 6/30/2002           12,272.25               8,513.89              14,059.63
 7/31/2002           11,518.43               7,906.68              12,963.76
 8/31/2002           12,121.49               8,297.70              13,048.86
 9/30/2002           11,970.72               8,201.80              11,630.71
10/31/2002           12,794.90               8,602.50              12,654.41
11/30/2002           13,779.90               9,197.40              13,399.24
12/31/2002           13,749.75               9,113.50              12,612.06
 1/31/2003           13,317.55               8,900.50              12,281.68
 2/28/2003           13,759.80               8,962.80              12,097.40
 3/31/2003           13,247.20               8,847.50              12,214.85
 4/30/2003           14,905.61              10,053.70              13,220.99
 5/31/2003           16,342.90              11,072.40              13,917.57
 6/30/2003           16,413.26              10,781.60              14,095.11
 7/31/2003           16,192.14              11,001.80              14,343.62
 8/31/2003           17,810.34              12,211.20              14,623.37
 9/30/2003           19,016.46              12,530.60              14,468.07
10/31/2003           19,539.11              12,494.30              15,286.53
11/30/2003           20,182.38              12,542.70              15,421.02
12/31/2003           22,185.29              13,746.80              16,229.77
 1/31/2004           23,764.65              14,306.50              16,527.67
 2/29/2004           26,001.20              15,135.20              16,757.39
 3/31/2004           27,803.16              16,471.00              16,504.59
 4/30/2004           25,174.42              15,423.30              16,245.50
 5/31/2004           24,888.23              15,330.10              16,468.43
 6/30/2004           25,450.01              15,475.40              16,788.66
 7/31/2004           24,803.43              15,166.70              16,233.01
 8/31/2004           26,033.00              15,803.90              16,298.67
 9/30/2004           28,354.35              17,252.00              16,475.20
10/31/2004           30,113.91              18,270.10              16,727.27
11/30/2004           31,619.07              19,960.70              17,403.05
12/31/2004           33,803.24              21,278.00              17,994.76
 1/31/2005           34,178.10              21,103.40              17,555.69
 2/28/2005           38,356.65              24,842.80              17,924.35
 3/31/2005           34,266.30              22,155.30              17,607.09
 4/30/2005           31,840.76              21,178.10              17,272.56

                                   [END CHART]

     ---------------------------------------------------------------------------

       Average Annual Performance                        For the Periods Ended
                                                                April 30, 2005
     ---------------------------------------------------------------------------

                                Six Month  One Year  Five Year  Inception
Eastern European Fund
  (Inception 3/31/97)              5.73%    26.48%     22.73%     15.40%
-------------------------------------------------------------------------
S&P 500 Index                      3.28%     6.34%     (2.94)%     7.00%
-------------------------------------------------------------------------
Morgan Stanley Capital
  Emerging Markets Europe Index    7.55%    25.75%      7.98%       n/a
-------------------------------------------------------------------------
Morgan Stanley Capital
  Emerging Markets Eastern
  European Index (Russia at 30%
  market cap weighted)            15.92%    37.31%     15.91%      9.72%

       Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Morgan Stanley Capital Emerging Markets Europe Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the emerging market countries of Europe (Czech Republic, Hungary, Poland, Russia, and Turkey). In the future, this index will be used as the benchmark comparison for this fund as the subadviser believes it is more representative of the investments in the fund. The index commenced December 1998; it is not included in the graph as it had less than the full period of data. The previous benchmark index was the Morgan Stanley Capital Emerging Markets Eastern European Index (Russia at 30% market cap weighted), a capitalization-weighted index that monitors the performance of emerging market stocks from all the countries that make up the Eastern European region. Performance data for the previous benchmark is presented for comparison purposes. The returns for the indexes reflect no deduction for fees, expenses or taxes.

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
       EASTERN EUROPEAN FUND
     ---------------------------------------------------------------------------

     SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

     The six months that constitute the reporting period were turbulent ones for global equity markets. While the fund's key markets performed strongly over the last quarter of 2004 and the first two months of 2005, widespread weakness hit in March and continued in April on the back of fears that U.S. monetary tightening may be advancing at a more rapid pace than previously anticipated.

     Hungary and the Czech Republic, despite having fallen over the last two months, still managed to post stellar respective returns of 22 percent and 30 percent over the reporting period. Poland, by contrast, proved more vulnerable to the sell-off, only managing a 4 percent appreciation.

     Despite managing to display a level of resilience in the face of the sharply declining global markets due to a "cushioning" high oil price and strong domestic liquidity, Russia lagged, falling 5 percent for the period. This was primarily the result of events at the tail-end of 2004--namely the "Yukos affair"--the effective destruction of the country's largest oil company, Yukos,(2) at the hands of the Putin administration.

     We are optimistic that 2004 will prove a blip, and that normal business will resume. There are many reasons why Russia should perform better in the next twelve months. Gross domestic product (GDP) is expected to advance by at least 5 percent continuing the positive trend of the last six years, and inflation is forecasted to fall again this year. The budget is once again forecasted to be in surplus, and there are no obvious signs that oil prices will fall significantly.

     The biggest obstacle for Russia in 2005 will be domestic policy direction. If the administration can focus on the all-important reform agenda, a necessity if Putin's goal of doubling GDP over the next 10 years is to be achieved, and step back from the business arena, Russia's enviable fundamentals should be well positioned to exert their positive influence once more with a view to establishing Russia as a fully-fledged market economy.

     INVESTMENT HIGHLIGHTS

     Despite the falling markets and the difficult global environment, there have been some bright spots in the portfolio.

     Ceske Energticke Zavody (CEZ),(3) the Czech utility, continues to outperform, rising 31 percent over the six months. CEZ was the standout

     ---------------------------------------------------------------------------
       EASTERN EUROPEAN FUND
     ---------------------------------------------------------------------------

     company of 2004, rising 168 percent both as a result of strong third quarter 2004 numbers and a continuation of a multiple re-rating. Early in 2005 the fund reduced its exposure to the company as the valuation differential narrowed although the shares continued to look undervalued.

     The financial sector across the region has also provided positive contributions from OTP Bank Rt.,(4) the Hungarian bank, and Bank Austria Creditanstalt,(5) which derives most of its income from Poland. We believe that the financial sector across Central Europe is still well positioned to grow materially, despite the strong growth of the last three years. Both OTP Bank Rt. and Bank Austria Creditanstalt's share prices rose well, rising 21 percent and 25 percent respectively over the reporting period, and both remain core positions going forward.

     On a more sober note, Mobile Telesystems (MTS)(6) and VimpelCom,(7) Russia's largest cellular operators and two of the fund's largest positions, underperformed over the reporting period. Despite their underperformance, we firmly believe that both companies represent the best way of acquiring exposure to the Russian consumer sector, which represents the most dynamic component of the Russian economy today.

     MTS and VimpelCom are each expected to add 15 - 20 million net new subscribers this year in Russia, as the Russian mobile telephony market goes from a 54 percent penetration level to a predicted 85 percent at the end of 2005. Domestic consumption has been rising at 20 percent a year in Russia for the last six years. As unemployment has been falling and real wages have been increasing, the purchasing power of the population has surged, stimulating demand for consumer products such as mobile phones. MTS and VimpelCom provide leveraged exposure to the positive changes that are taking place in the Russian economy today.

     Looking ahead, Turkey is a market that seems to us to offer exceptional value. The fund has increased its exposure to the banking sector, which seems to be a beneficiary of the newly-introduced accounting changes-- Turkey is moving from inflation to nominal accounting. The sector is also faced with a likely consolidation as foreign banks look to acquire attractively priced growth assets.

     CURRENT OUTLOOK

     We remain confident that the region as a whole, and Russia and Turkey in particular, offers investors a strong fundamental backdrop with attractively valued equities. The region's markets continue to broaden with numerous Initial Public Offerings scheduled for the coming months. Once the global

     ---------------------------------------------------------------------------
       EASTERN EUROPEAN FUND
     ---------------------------------------------------------------------------

     risk-averse selling calms, we believe these strong fundamentals will assert themselves once more.

     (1) The subadviser considers the following countries to be in the Eastern European region: Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, FYR Macedonia, Georgia, Hungary, Kazakhstan, Kyrgyzstan, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Tajikistan, Turkey, Turkmenistan, Ukraine, Uzbekistan.
     (2) The fund did not hold this security as of 4/30/05.
     (3) This security comprised 4.78% of the fund's total net assets as of 4/30/05.
     (4) This security comprised 9.79% of the fund's total net assets as of 4/30/05.
     (5) This security comprised 4.80% of the fund's total net assets as of 4/30/05.
     (6) This security comprised 9.25% of the fund's total net assets as of 4/30/05.
     (7) This security comprised 9.32% of the fund's total net assets as of 4/30/05.

     ---------------------------------------------------------------------------
       COUNTRY DISTRIBUTION BY COUNTRY OF DOMICILE
                                                                 April 30, 2005
       BASED ON TOTAL INVESTMENTS
     ---------------------------------------------------------------------------

                      [PIE CHART OF EASTERN EUROPEAN FUND]

Russian Federation                                                        32%
Turkey                                                                    16%
Hungary                                                                   15%
Poland                                                                    14%
Czech Republic                                                            11%
Austria                                                                    5%
Other                                                                      7%

                                  [END CHART]

     ---------------------------------------------------------------------------
       EASTERN EUROPEAN FUND
     ---------------------------------------------------------------------------

================================================================================
TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS               APRIL 30, 2005
================================================================================
  OTP BANK RT.                                                         9.62%
    FINANCIAL SERVICES
  --------------------------------------------------------------------------
  VIMPELCOM                                                            9.16%
    COMMUNICATIONS
  --------------------------------------------------------------------------
  MOBILE TELESYSTEMS                                                   9.09%
    COMMUNICATIONS
  --------------------------------------------------------------------------
  TELEKOMUNIKACJA POLSKA S.A.                                          6.49%
    COMMUNICATIONS
  --------------------------------------------------------------------------
  POLSKI KONCERN NAFTOWY ORLEN S.A.                                    4.95%
    OIL & GAS EXTRACTION
  --------------------------------------------------------------------------
  SURGUTNEFTEGAZ                                                       4.87%
    OIL & GAS EXTRACTION
  --------------------------------------------------------------------------
  BANK AUSTRIA CREDITANSTALT                                           4.72%
    FINANCIAL SERVICES
  --------------------------------------------------------------------------
  CESKE ENERGTICKE ZAVODY                                              4.70%
    ELECTRIC SERVICES & UTILITIES
  --------------------------------------------------------------------------
  KOMERCNI BANKA A.S.                                                  4.45%
    FINANCIAL SERVICES
  --------------------------------------------------------------------------
  AKBANK T.A.S.                                                        4.28%
    FINANCIAL SERVICES
================================================================================

     ---------------------------------------------------------------------------
       TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS               April 30, 2005
     ---------------------------------------------------------------------------

FINANCIAL SERVICES                                                     31.84%
COMMUNICATIONS                                                         31.36%
OIL & GAS EXTRACTION                                                   18.74%
OIL & GAS EXTRACTION & SERVICES                                         5.36%
ELECTRIC SERVICES & UTILITIES                                           4.70%

     ---------------------------------------------------------------------------
       GLOBAL EMERGING MARKETS FUNDS
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
       COUNTRY DISTRIBUTION BY COUNTRY DOMICILE
                                                                 April 30, 2005
       BASED ON TOTAL INVESTMENTS
     ---------------------------------------------------------------------------

                     [CHART OF GLOBAL EMERGING MARKETS FUNDS]

Korea, Republic Of                                                        19%
Taiwan                                                                    14%
South Africa                                                              11%
Brazil                                                                     8%
Mexico                                                                     7%
Cayman Islands                                                             5%
Malaysia                                                                   4%
People's Republic of China                                                 4%
Russian Federation                                                         4%
Canada                                                                     2%
Israel                                                                     2%
Thailand                                                                   2%
Other                                                                     18%

                                      [END CHART]

     ---------------------------------------------------------------------------
       GLOBAL EMERGING MARKETS FUNDS
     ---------------------------------------------------------------------------

================================================================================
TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS               APRIL 30, 2005
================================================================================
SAMSUNG ELECTRONICS CO., LTD.                                          6.01%
    ELECTRONICS & COMPONENTS
  --------------------------------------------------------------------------
  KOOKMIN BANK                                                         4.16%
    FINANCIAL SERVICES
  --------------------------------------------------------------------------
  VIMPELCOM                                                            3.94%
    COMMUNICATIONS
  --------------------------------------------------------------------------
  SASOL LTD.                                                           3.43%
    OIL & GAS - INTEGRATED
  --------------------------------------------------------------------------
  ABSA GROUP LTD.                                                      3.13%
    FINANCIAL SERVICES
  --------------------------------------------------------------------------
  GRUPO AEROPORTUARIO DEL SURESTE S.A. DE CV                           3.03%
    AIRPORTS
  --------------------------------------------------------------------------
  TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.                         2.84%
    ELECTRONICS & COMPONENTS
  --------------------------------------------------------------------------
  XINAO GAS HOLDINGS LTD.                                              2.56%
    GAS DISTRIBUTION
  --------------------------------------------------------------------------
  STANDARD BANK GROUP LTD.                                             2.49%
    FINANCIAL SERVICES
  --------------------------------------------------------------------------
  BANK LEUMI LE-ISRAEL                                                 2.48%
    FINANCIAL SERVICES
================================================================================

     ---------------------------------------------------------------------------
       TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS               April 30, 2005
     ---------------------------------------------------------------------------

FINANCIAL SERVICES                                                     30.35%
ELECTRONICS & COMPONENTS                                               12.85%
COMMUNICATIONS                                                          7.57%
OIL & GAS - INTEGRATED                                                  7.09%
DIVERSIFIED OPERATIONS                                                  5.49%

     ---------------------------------------------------------------------------
       EXPENSE EXAMPLE                                           A pril 30, 2005
       (UNAUDITED)
     ---------------------------------------------------------------------------

     As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     o ACTUAL EXPENSES. The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     o HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

     ---------------------------------------------------------------------------
       EXPENSE EXAMPLE                                           April 30, 2005
       (UNAUDITED)
     ---------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term traders fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

     SIX MONTHS ENDED APRIL 30, 2005

                                                   BEGINNING
                                                 ACCOUNT VALUE          ENDING             EXPENSES
                                                  NOVEMBER 1,       ACCOUNT VALUE        PAID DURING
                                                     2004           APRIL 30, 2005         PERIOD*
----------------------------------------------------------------------------------------------------
HOLMES GROWTH FUND
Based on Actual Fund Return                        $1,000.00           $1,023.60           $ 9.63
Based on Hypothetical 5% Yearly Return             $1,000.00           $1,015.27           $ 9.59
----------------------------------------------------------------------------------------------------
MEGATRENDS FUND
Based on Actual Fund Return                        $1,000.00           $1,020.70           $14.03
Based on Hypothetical 5% Yearly Return             $1,000.00           $1,010.91           $13.96
----------------------------------------------------------------------------------------------------
EASTERN EUROPEAN FUND
Based on Actual Fund Return                        $1,000.00           $1,057.30           $ 9.23
Based on Hypothetical 5% Yearly Return             $1,000.00           $1,015.82           $ 9.05
Period Ended April 30, 2005
----------------------------------------------------------------------------------------------------

     PERIOD ENDED APRIL 30,2005

                                                   BEGINNING
                                                 ACCOUNT VALUE          ENDING           EXPENSES
                                                  FEBRUARY 24,       ACCOUNT VALUE     PAID DURING
                                                     2005           APRIL 30, 2005        PERIOD*
----------------------------------------------------------------------------------------------------
GLOBAL EMERGING MARKETS FUND
Based on Actual Fund Return                        $1,000.00           $  902.00           $3.44
Based on Hypothetical 5% Yearly Return             $1,000.00           $1,082.27           $3.77
----------------------------------------------------------------------------------------------------

     * These calculations are based on expenses incurred in the most recent fiscal half-year. The funds' annualized six-month expense ratios for the six-month period ended April 30, 2005, were 1.92%, 2.80%, 1.81% and 2.00%, respectively, for the Holmes Growth, MegaTrends, Eastern European and Global Emerging Markets Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, then divided by 365 days in the current fiscal year for Holmes Growth, MegaTrends and Eastern European Funds. Global Emerging Market Funds' "Expenses Paid" are multiplied by 66, the number of days in the most recent fiscal half-year, then divided by 365 days in the current fiscal year.

HOLMES GROWTH FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           April 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 87.38%                                      SHARES                 VALUE
AGRICULTURE 0.47%
---------------------------------------------------------------------------------------------------
Monsanto Co.                                                            5,000           $   293,100

AIRCRAFT & DEFENSE 2.46%
---------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.                                               5,000               345,900*
ARGON ST, Inc.                                                         10,000               282,500*
MTC Technologies, Inc.                                                 17,500               530,600*
The Titan Corp.                                                        20,000               359,000*
                                                                                        -----------
                                                                                          1,518,000
ALUMINUM 0.57%
---------------------------------------------------------------------------------------------------
Century Aluminum Co.                                                   15,000               349,500*

APPAREL 0.63%
---------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                              15,000               388,200

ATHLETIC EQUIPMENT 0.81%
---------------------------------------------------------------------------------------------------
Nautilus, Inc.                                                         20,000               497,200

AUTO PARTS & EQUIPMENT 0.67%
---------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                  7,500               411,525

BEVERAGES 0.80%
---------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                    20,000               493,800

BUILDING MATERIALS 0.66%
---------------------------------------------------------------------------------------------------
Florida Rock Industries, Inc.                                           7,000               406,560

CASINO HOTELS 1.28%
---------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                                                      15,000               791,700

CHEMICALS 1.70%
---------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                  25,000               627,250
Potash Corporation of Saskatchewan, Inc.                                5,000               420,700
                                                                                        -----------
                                                                                          1,047,950

COAL 0.53%
---------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                     7,500               324,300

COLLECTIBLES 0.84%
---------------------------------------------------------------------------------------------------
RC2 Corp.                                                              15,000               519,900*

HOLMES GROWTH FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           April 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                             SHARES                 VALUE
COMMUNICATIONS 1.72%
---------------------------------------------------------------------------------------------------
ALLTEL Corp.                                                            5,000           $   284,800
Comtech Telecommunications Corp.                                       12,500               438,875*
Comverse Technology, Inc.                                              15,000               341,850*
                                                                                        -----------
                                                                                          1,065,525

COMPUTER SERVICES 0.53%
---------------------------------------------------------------------------------------------------
SRA International, Inc., Class A                                        5,000               326,750*

COMPUTER SOFTWARE & HARDWARE 4.90%
---------------------------------------------------------------------------------------------------
ANSYS, Inc.                                                            10,000               304,400*
Apple Computer Inc.                                                    10,000               360,600*
CES Software plc                                                      200,000               797,179*
Hutchinson Technology, Inc.                                            10,000               370,400*
MICROS Systems, Inc.                                                   10,000               396,500*
Seagate Technology                                                     20,000               351,600*
Western Digital Corp.                                                  35,000               444,150*
                                                                                        -----------
                                                                                          3,024,829

CONSTRUCTION 1.23%
---------------------------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Class A                                   15,000               761,550*

CONSULTING SERVICES 1.91%
---------------------------------------------------------------------------------------------------
Charles River Associates, Inc.                                         10,000               524,000*
The Corporate Executive Board Co.                                      10,000               657,300
                                                                                        -----------
                                                                                          1,181,300

DISTRIBUTION/WHOLESALE 0.90%
---------------------------------------------------------------------------------------------------
Central European Distribution Corp.                                    15,000               556,800*

DIVERSIFIED OPERATIONS 0.44%
---------------------------------------------------------------------------------------------------
The Shaw Group, Inc.                                                   15,000               271,050*

ELECTRONICS & COMPONENTS 2.28%
---------------------------------------------------------------------------------------------------
AMETEK, Inc.                                                           15,000               568,050
QLogic Corp.                                                           15,000               498,600*
Trimble Navigaton Ltd.                                                 10,000               344,200*
                                                                                        -----------
                                                                                          1,410,850

ENERGY 1.18%
---------------------------------------------------------------------------------------------------
Edison International                                                   20,000               726,000

HOLMES GROWTH FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           April 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                             SHARES                 VALUE
FINANCIAL SERVICES 5.17%
---------------------------------------------------------------------------------------------------
CompuCredit Corp.                                                      10,000           $   264,900*
Dundee Wealth Management, Inc.                                         76,000               574,338
GMP Capital Corp.                                                      25,000               429,560
Independent Bank Corp.                                                 15,000               409,800
Legg Mason, Inc.                                                       10,000               708,600
Lehman Brothers Holdings, Inc.                                          5,000               458,600
Zions Bancorporation                                                    5,000               350,150
                                                                                        -----------
                                                                                          3,195,948

FOOD PRODUCTS 0.57%
---------------------------------------------------------------------------------------------------
The Hain Celestial Group, Inc.                                         20,000               355,000*

GOLD MINING 0.74%
---------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Class B                          10,000               346,600
Goldcorp, Inc., Warrants (August 2008)                                100,000               111,367*
                                                                                        -----------
                                                                                            457,967

HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES 6.09%
---------------------------------------------------------------------------------------------------
American Retirement Corp.                                              35,000               519,400*
Chattem, Inc.                                                          20,000               822,800*
Community Health Systems, Inc.                                         15,000               546,750*
Psychiatric Solutions, Inc.                                            10,000               430,200*
SurModics, Inc.                                                        10,000               360,700*
Techne Corp.                                                           12,500               522,250*
WellChoice, Inc.                                                       10,000               562,000*
                                                                                        -----------
                                                                                          3,764,100

HOTELS 0.76%
---------------------------------------------------------------------------------------------------
Marriott International, Inc., Class A                                   7,500               470,625

HUMAN RESOURCES 1.04%
---------------------------------------------------------------------------------------------------
Labor Ready, Inc.                                                      20,000               333,800*
The Ultimate Software Group, Inc.                                      20,000               310,000*
                                                                                        -----------
                                                                                            643,800

INSURANCE 1.97%
---------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                           10,000               355,700
Zenith National Insurance Corp.                                        15,000               862,650
                                                                                        -----------
                                                                                          1,218,350

INTERNET SYSTEM 0.51%
---------------------------------------------------------------------------------------------------
NDS Group plc, Sponsored ADR                                           10,000               312,700*

HOLMES GROWTH FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           April 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                             SHARES                 VALUE
INVESTMENT COMPANIES 1.19%
---------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.                                        10,000           $   625,300*
Endeavour Mining Capital Corp.                                         50,000               112,163
                                                                                        -----------
                                                                                            737,463

INVESTMENT TRUSTS 1.97%
---------------------------------------------------------------------------------------------------
Midcap SPDR Trust Series 1                                              7,500               869,475
PrimeWest Energy Trust                                                 15,000               346,350
                                                                                        -----------
                                                                                          1,215,825

MANUFACTURING 3.39%
---------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                   10,000               904,600
Precision Castparts Corp.                                               5,000               368,300
The Toro Co.                                                           14,000               578,480
The Westaim Corp.                                                     100,000               241,826*
                                                                                        -----------
                                                                                          2,093,206

MEDICAL INFORMATION SYSTEMS 1.79%
---------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc.                                  40,000               523,600*
Cerner Corp.                                                           10,000               580,600*
                                                                                        -----------
                                                                                          1,104,200

MEDICAL PRODUCTS 6.36%
---------------------------------------------------------------------------------------------------
Baxter International, Inc.                                             20,000               742,000
Covance, Inc.                                                          15,000               684,600*
Patterson Companies, Inc.                                              10,000               505,500*
Stryker Corp.                                                          10,000               485,500
Ventana Medical Systems, Inc.                                          30,000             1,194,600*
Viasys Healthcare, Inc.                                                15,000               318,600*
                                                                                        -----------
                                                                                          3,930,800

METAL & MINERAL MINING 0.57%
---------------------------------------------------------------------------------------------------
Northern Orion Resources, Inc.                                        150,000               353,194*

OFFICE FURNISHINGS 1.54%
---------------------------------------------------------------------------------------------------
Herman Miller, Inc.                                                    20,000               572,000
HNI Corp.                                                               7,500               379,950
                                                                                        -----------
                                                                                            951,950

OIL & GAS DRILLING 2.61%
---------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                10,000               384,400
Noble Corp.                                                            10,000               509,000
Patterson-UTI Energy, Inc.                                             30,000               719,100
                                                                                        -----------
                                                                                          1,612,500

HOLMES GROWTH FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           April 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                             SHARES                 VALUE
OIL & GAS EXTRACTION & SERVICES 3.30%
---------------------------------------------------------------------------------------------------
Oil States International, Inc.                                         35,000           $   710,850*
Statoil ASA, Sponsored ADR                                             20,000               349,800
Superior Energy Services, Inc.                                         40,000               595,200*
Unit Corp.                                                             10,000               383,600*
                                                                                        -----------
                                                                                          2,039,450

OIL & GAS FIELD MACHINERY 1.27%
---------------------------------------------------------------------------------------------------
Weatherford International Ltd.                                         15,000               782,250*

PHARMACEUTICALS 1.90%
---------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                               10,000               453,800*
United Therapeutics Corp.                                              15,000               719,850*
                                                                                        -----------
                                                                                          1,173,650

REITS 1.17%
---------------------------------------------------------------------------------------------------
General Growth Properties, Inc.                                        10,000               391,100
Simon Property Group, Inc.                                              5,000               330,350
                                                                                        -----------
                                                                                            721,450

RESTAURANTS 3.37%
---------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                       15,000               577,950
Domino's Pizza, Inc.                                                   30,000               544,800
Sonic Corp.                                                            30,000               961,200*
                                                                                        -----------
                                                                                          2,083,950

RETAIL 9.06%
---------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                        40,000             1,048,800
Brown Shoe Co., Inc.                                                   15,000               463,500
Burlington Coat Factory Warehouse Corp.                                15,000               413,250
Foot Locker, Inc.                                                      20,000               533,200
Jos. A. Bank Clothiers, Inc.                                           10,000               328,000*
Luxottica Group SpA, Sponsored ADR                                     15,000               298,800
O'Reilly Automotive, Inc.                                              10,000               513,200*
The Black & Decker Corp.                                                5,000               418,150
The Clorox Co.                                                         12,000               759,600
Urban Outfitters, Inc.                                                 10,000               443,000*
World Fuel Services Corp.                                              15,000               375,000
                                                                                        -----------
                                                                                          5,594,500

SERVICES-DIVERSIFIED & COMMERCIAL 0.55%
---------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.                                 10,000               338,900*

HOLMES GROWTH FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           April 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                             SHARES                 VALUE
STORAGE 0.85%
---------------------------------------------------------------------------------------------------
Mobile Mini, Inc.                                                      15,000           $   525,900*

TRANSPORTATION 1.17%
---------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                     15,000               723,750

UTILITIES 0.81%
---------------------------------------------------------------------------------------------------
TECO Energy, Inc.                                                      30,000               498,300

WASTE DISPOSAL 0.57%
---------------------------------------------------------------------------------------------------
Waste Connections, Inc                                                 10,000               352,200*

WATER TREATMENT SYSTEMS 0.58%
---------------------------------------------------------------------------------------------------
Nalco Holding Co.                                                      20,000               360,000*

---------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                                         53,978,317
---------------------------------------------------------------------------------------------------
   (cost $52,172,228)

                                                                    PRINCIPAL
REPURCHASE AGREEMENT 12.85%                                          AMOUNT
Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
     04/29/05, 2.85%, due 05/02/05, repurchase price $7,940,837, collateralized by U.S. Treasury securities held in a joint
     tri-party repurchase account (cost $7,938,951)                $7,938,951             7,938,951

---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.23%                                                                61,917,268
---------------------------------------------------------------------------------------------------
     (cost $60,111,179)
Other assets and liabilities, net (0.23)%                                                  (141,121)
                                                                                        -----------
NET ASSETS 100%                                                                         $61,776,147
                                                                                        -----------

 See notes to portfolios of investments and notes to financial statements.

MEGATRENDS FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            April 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS 90.47%                                                   SHARES                 VALUE
AIRCRAFT & DEFENSE 3.29%
---------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                  8,000           $   438,720

AUTOMOBILE 1.91%
---------------------------------------------------------------------------------------------------
Toyota Motor Corp., Sponsored ADR                                       3,500               254,485

BEVERAGES 3.16%
---------------------------------------------------------------------------------------------------
The Coca-Cola Co.                                                       9,700               421,368

CHEMICALS 3.78%
---------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                          4,200               246,666
The Dow Chemical Co.                                                    5,600               257,208
                                                                                        -----------
                                                                                            503,874

COMPUTER SOFTWARE & HARDWARE 9.94%
---------------------------------------------------------------------------------------------------
CACI International, Inc., Class A                                       5,500               341,660*
Electronic Arts, Inc.                                                   9,400               501,866*
Microsoft Corp.                                                        19,000               480,700
                                                                                        -----------
                                                                                          1,324,226

E-COMMERCE 1.43%
---------------------------------------------------------------------------------------------------
eBay, Inc.                                                              6,000               190,380*

ELECTRONICS & COMPONENTS 6.12%
---------------------------------------------------------------------------------------------------
Intel Corp.                                                            18,000               423,360
Texas Instruments, Inc.                                                15,700               391,872
                                                                                        -----------
                                                                                            815,232

ENERGY 2.45%
---------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                         8,000               326,560

FINANCIAL SERVICES 11.32%
---------------------------------------------------------------------------------------------------
American Express Co.                                                    8,300               437,410
Citigroup, Inc.                                                         7,500               352,200
Wells Fargo & Co.                                                      12,000               719,280
                                                                                        -----------
                                                                                          1,508,890

HEALTHCARE 4.69%
---------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                3,000               283,530
Zimmer Holdings, Inc.                                                   4,200               341,964*
                                                                                        -----------
                                                                                            625,494

MEGATRENDS FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            April 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS                                                          SHARES                 VALUE
HOLDING COMPANY 4.93%
---------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Class B                                         235           $   657,533*

MANUFACTURING 4.32%
---------------------------------------------------------------------------------------------------
General Electric Co.                                                    5,000               181,000
The Procter & Gamble Co.                                                7,300               395,295
                                                                                        -----------
                                                                                            576,295

MEDIA 2.41%
---------------------------------------------------------------------------------------------------
Comcast Corp., Class A                                                 10,000               321,100*

METAL MINING 1.85%
---------------------------------------------------------------------------------------------------
Newmont Mining Corp.                                                    6,500               246,805

OIL & GAS DRILLING 4.69%
---------------------------------------------------------------------------------------------------
Noble Corp.                                                             4,000               203,600
Transocean, Inc.                                                        9,100               421,967*
                                                                                        -----------
                                                                                            625,567

OIL & GAS EXTRACTION & SERVICES 11.18%
---------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                      5,000               232,850
Nabors Industries, Inc.                                                 5,000               269,350*
PetroChina Co., Ltd.                                                    8,300               495,593
Schlumberger Ltd.                                                       4,000               273,640
Unocal Corp.                                                            4,000               218,200
                                                                                        -----------
                                                                                          1,489,633

PHARMACEUTICALS 8.36%
---------------------------------------------------------------------------------------------------
Allergan, Inc.                                                          3,000               211,170
Amylin Pharmaceuticals, Inc.                                           10,000               170,000*
Novartis AG, ADR                                                        6,700               326,491
Teva Pharmaceutical Industries Ltd., Sponsored ADR                     13,000               406,120
                                                                                        -----------
                                                                                          1,113,781

PRINTING & PUBLISHING 3.15%
---------------------------------------------------------------------------------------------------
Washington Post Co., Class B                                              485               419,161

UTILITIES 1.49%
---------------------------------------------------------------------------------------------------
Exelon Corp.                                                            4,000               198,000

---------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                      12,057,104
---------------------------------------------------------------------------------------------------
  (cost $10,944,141)

MEGATRENDS FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            April 30, 2005
--------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT                                     DISCOUNT       MATURITY     PRINCIPAL
OBLIGATIONS 2.51%                                RATE           DATE          AMOUNT          VALUE
UNITED STATES TREASURY STRIP 2.51%
---------------------------------------------------------------------------------------------------
U.S. Treasury Strip
  (cost $316,445)                               2.86%         11/15/28    $1,000,000    $   335,075

---------------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                                         12,392,179
---------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT 5.63%

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
  04/29/05,2.85%, due 05/02/05, repurchase price $749,838,
  collateralized by U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $749,660)                                         749,660        749,660

---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.61%                                                                 13,141,839
---------------------------------------------------------------------------------------------------
  (cost $12,010,246)
Other assets and liabilities, net 1.39%                                                     184,914
                                                                                        -----------

NET ASSETS 100%                                                                         $13,326,753
                                                                                        -----------

See notes to portfolios of investments and notes to financial statements.

EASTERN EUROPEAN FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            April 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS 98.95%                                                   SHARES                 VALUE
AUTOMOBILE 0.50%
---------------------------------------------------------------------------------------------------
Dogus Otomotiv Servis ve Ticaret a.s                                1,212,206          $  2,896,383*

COMMUNICATIONS 31.89%
---------------------------------------------------------------------------------------------------
AFK Sistema, Sponsored GDR,144A                                     1,165,634            18,067,327*
Cesky Telecom a.s., GDR                                               513,912             9,610,154
Magyar Tavkozlesi Rt.                                               1,423,944             6,265,820
Magyar Tavkozlesi Rt., Sponsored ADR                                  239,149             5,261,278
Mobile Telesystems, Sponsored ADR                                   1,606,342            53,973,091
Telekomunikacja Polska S.A.                                           423,085             2,332,508
Telekomunikacja Polska S.A., GDR                                    6,565,834            36,177,745
VimpelCom, Sponsored ADR                                            1,662,128            54,384,828*
                                                                                       ------------
                                                                                        186,072,751

DISTRIBUTION/WHOLESALE 1.04%
---------------------------------------------------------------------------------------------------
Central European Distribution Corp.                                   164,204             6,095,252*

DIVERSIFIED OPERATIONS 3.99%
---------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding a.s.                                      8,019,216            23,316,036

ELECTRIC SERVICES & UTILITIES 4.78%
---------------------------------------------------------------------------------------------------
Ceske Energticke Zavody                                             1,626,259            27,886,006

FINANCIAL SERVICES 32.38%
---------------------------------------------------------------------------------------------------
Akbank T.A.S.                                                       5,305,938            25,393,658
Bank Austria Creditanstalt                                            303,803            28,021,124
Bank Pekao S.A.                                                       140,659             5,523,871
Komercni Banka a.s.                                                   147,042            18,575,627
Komercni Banka a.s., Sponsored GDR                                    177,634             7,815,896
OTP Bank Rt.                                                        1,457,110            44,807,773
OTP Bank Rt., GDR                                                     200,249            12,295,289
Powszechna Kasa Oszczednosci Bank Polski S.A.                       1,498,495            11,407,448*
Turkiye Garanti Bankasi a.s.                                        6,588,322            23,470,453*
Turkiye Is Bankasi, Class C                                         2,291,881            11,628,471
                                                                                       ------------
                                                                                        188,939,610

MEDIA 1.25%
---------------------------------------------------------------------------------------------------
Central European Media Enterprises Ltd., Class A                      158,696             7,300,016*

METAL MINING 0.00%
---------------------------------------------------------------------------------------------------
Ashurst Technology Ltd., Units                                         93,470                     0*

OIL & GAS EXTRACTION 16.44%
---------------------------------------------------------------------------------------------------
First Calgary Petroleums Ltd.                                         825,619             8,747,149*
Novy Neft Ltd.                                                        353,428             6,481,870*+
Novy Neft II Ltd.                                                     134,700             1,770,362*+

EASTERN EUROPEAN FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            April 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS                                                          SHARES                 VALUE
OIL & GAS EXTRACTION (CONT'D)
---------------------------------------------------------------------------------------------------
Oao Gazprom, Sponsored ADR                                            147,405          $  4,974,919
Polski Koncern Naftowy Orlen S.A.                                   2,126,482            29,356,925
Rengaz Holdings Ltd.                                                  599,999             8,105,987*
Sibneft, Sponsored ADR                                                785,886            12,220,527*
Surgutneftegaz, Sponsored ADR                                         695,135            24,294,968
                                                                                       ------------
                                                                                         95,952,707

OIL & GAS EXTRACTION & SERVICES 5.45%
---------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                  91,460            12,392,830
MOL Magyar Olaj-es Gazipari Rt.                                       235,579            19,406,580
                                                                                       ------------
                                                                                         31,799,410

PRINTING & PUBLISHING 1.23%
---------------------------------------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik a.s.                            4,026,555             7,186,654

---------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                     577,444,825
---------------------------------------------------------------------------------------------------
  (cost $572,510,083)

PREFERRED STOCKS 2.61%

OIL & GAS EXTRACTION 2.61%
---------------------------------------------------------------------------------------------------
Surgutneftegaz, Preferred Stock                                     6,929,631             3,897,917
Surgutneftegaz, Preferred Stock, Sponsored ADR                         12,058               678,263
Transneft, Preferred Stock                                             13,334            10,667,200
                                                                                       ------------
                                                                                         15,243,380

---------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                                                   15,243,380
---------------------------------------------------------------------------------------------------
  (cost $14,371,018)

---------------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                                        592,688,205
---------------------------------------------------------------------------------------------------

                                                                    PRINCIPAL
                                                                     AMOUNT
REPURCHASE AGREEMENT 0.13%
Joint Tri-Party Repurchase Agreement, Credit Suisse First
  Boston, 04/29/05, 2.85%, due 05/02/05, repurchase price $751,372, collateralized by U.S. Treasury securities held in a joint
  tri-party repurchase account (cost $751,194)                       $751,194               751,194

---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 101.69%                                                               593,439,399
---------------------------------------------------------------------------------------------------
  (cost $587,632,295)
Other assets and liabilities, net (1.69)%                                                (9,886,371)
                                                                                       ------------

NET ASSETS 100%                                                                        $583,553,028
                                                                                       ------------

See notes to portfolios of investments and notes to financial statements.

GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            April 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS 95.81%                                                   SHARES                 VALUE
AIRPORTS 3.00%
---------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Sureste S.A. de CV, ADR                        10,360         $     306,242

APPAREL 1.03%
---------------------------------------------------------------------------------------------------
Grendene S.A.                                                          15,631               104,823

BIOTECHNOLOGY 2.20%
---------------------------------------------------------------------------------------------------
Global Bio-chem Technology Group Co., Ltd.                            342,000               223,760

COAL 3.11%
---------------------------------------------------------------------------------------------------
Semirara Mining Corp.                                                 153,800                93,729*
Yanzhou Coal Mining Co., Ltd., Class H                                162,000               223,559
                                                                                        -----------
                                                                                            317,288

COMMUNICATIONS 7.50%
---------------------------------------------------------------------------------------------------
Telekomunikacja Polska S.A.                                            28,612               157,741
Telkom South Africa Ltd.                                               11,942               208,020
VimpelCom, Sponsored ADR                                               12,175               398,366*
---------------------------------------------------------------------------------------------------
                                                                                            764,127

COMPUTER SOFTWARE & HARDWARE 2.26%
---------------------------------------------------------------------------------------------------
Advantech Co., Ltd.                                                    99,000               230,704

CONSTRUCTION 3.62%
---------------------------------------------------------------------------------------------------
Corporation GEO, S.A. de C.V., Series B                                63,471               131,944*
Naim Cendera Holdings Berhad                                          272,700               236,818
                                                                                        -----------
                                                                                            368,762

DIVERSIFIED OPERATIONS 2.15%
---------------------------------------------------------------------------------------------------
GS Holdings Corp.                                                       9,200               218,674

ELECTRONICS & COMPONENTS 12.73%
---------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.                                   50,000               237,676
Samsung Electronics Co., Ltd.                                           1,338               606,535
Taiwan Semiconductor Manufacturing Co., Ltd.                          100,000               166,133
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR            14,071               121,151
Vanguard International Semiconductor Corp.                            216,000               165,941*
                                                                                        -----------
                                                                                          1,297,436

FINANCIAL SERVICES 30.08%
---------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                        24,655               315,811
Bank Austria Creditanstalt                                              2,072               191,110
Bank Leumi Le-Israel                                                   88,525               250,034
Cathay Financial Holding Co., Ltd.                                    125,000               226,072

GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            April 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS                                                          SHARES                 VALUE
FINANCIAL SERVICES (CONT'D)
---------------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co., Ltd.                                206,000          $    235,740
Commerce Asset-Holding Berhad                                         161,400               190,282
Finansbank AS                                                          64,557               175,621*
Kookmin Bank                                                            3,400               143,215
Kookmin Bank, Sponsored ADR                                             6,467               276,464
OTP Bank Rt.                                                            6,833               210,122
Shinhan Financial Group Co., Ltd.                                       8,460               218,479
Siam Commercial Bank plc                                              176,743               211,688
Standard Bank Group Ltd.                                               25,149               251,459
UTI Bank Ltd.,144A, GDR                                                34,000               170,000*
                                                                                        -----------
                                                                                          3,066,097

GAS DISTRIBUTION 2.54%
---------------------------------------------------------------------------------------------------
Xinao Gas Holdings Ltd.                                               446,000               258,905*

INSURANCE 4.33%
---------------------------------------------------------------------------------------------------
Hyundai Marine & Fire Insurance Co., Ltd.                              49,870               231,070
PT Panin Life Tbk                                                  12,995,469               210,701
                                                                                        -----------
                                                                                            441,771

INVESTMENT TRUST 2.00%
---------------------------------------------------------------------------------------------------
Morgan Stanley India Investment Fund, Inc.                              6,992               203,467

MEDIA 1.21%
---------------------------------------------------------------------------------------------------
Central European Media Enterprises Ltd., Class A                        2,685               123,510*

METAL & MINERAL MINING 2.23%
---------------------------------------------------------------------------------------------------
Grupo Mexico S.A. De CV, Series B                                      48,712               227,797*

OIL & GAS - INTEGRATED 7.03%
---------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp., ADR                                   2,799               109,693
China Petroleum & Chemical Corp., Class H                             265,000               104,539
Petroleo Brasileiro S.A., ADR                                           4,229               155,416
Sasol Ltd.                                                              6,720               158,215
Sasol Ltd., Sponsored ADR                                               8,105               188,441
                                                                                        -----------
                                                                                            716,304

OIL & GAS EXTRACTION 5.42%
---------------------------------------------------------------------------------------------------
Bankers Petroleum Ltd.                                                 34,190                29,373*
Dragon Oil plc                                                         95,146               163,702*
First Calgary Petroleums Ltd.                                          19,947               212,889*
Regal Petroleum plc                                                    24,402               146,246*
                                                                                        -----------
                                                                                            552,210

GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS (UNAUDITED)                            April 30, 2005
--------------------------------------------------------------------------------

COMMON STOCKS                                                          SHARES                 VALUE

STEEL 1.23%
---------------------------------------------------------------------------------------------------
Dongkuk Steel Mill Co., Ltd.                                            8,840           $   125,450

TRANSPORTATION 2.14%
---------------------------------------------------------------------------------------------------
All America Latina Logistica, 144A, GDR, Unit                           7,562               217,792*

---------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                       9,765,119
---------------------------------------------------------------------------------------------------
  (cost $10,819,468)

PREFERRED STOCKS 3.30%

DIVERSIFIED OPERATIONS 3.30%
---------------------------------------------------------------------------------------------------
Bradespar S.A., Preferred Stock                                         7,600               234,446
Caemi Mineracao e Metalurgia S.A., Preferred Stock                    133,220               101,426
                                                                                        -----------
                                                                                            335,872

---------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                                                      335,872
---------------------------------------------------------------------------------------------------
  (cost $444,674)

---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.11%                                                                 10,100,991
---------------------------------------------------------------------------------------------------
  (cost $11,264,142)
Other assets and liabilities, net 0.89%                                                      91,074
                                                                                        -----------

NET ASSETS 100%                                                                         $10,192,065
                                                                                        -----------

 See notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
  NOTES TO PORTFOLIOS OF INVESTMENTS                               April 30,2005
  (UNAUDITED)
--------------------------------------------------------------------------------

LEGEND

*     Non-income producing security
+     Affiliated company (see following)
ADR   American Depositary Receipt
GDR   Global Depositary Receipt

JOINT TRI-PARTY REPURCHASE AGREEMENT

The terms of the joint tri-party repurchase agreement and the securities held as collateral at April 30,2005 were:

Credit Suisse First Boston repurchase agreement,04/29/05,2.85%, due 05/02/05:
  Total principal amount:$103,263,647; Total repurchase value:$103,288,172

    Collateral:
    $42,880,000 U.S. Treasury Bond,8.125%,05/15/21
    $36,189,000 U.S. Treasury Note,3.00%,07/15/12
       (total collateral market value, including accrued interest, of $105,332,778)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement. Each owns an undivided interest in the account.

AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities or which may otherwise have a relationship with the Adviser or subadviser. The following is a summary of transactions with each affiliated company during the six months ended April 30,2005.

                                                SHARES OF AFFILIATED COMPANIES
                             OCTOBER 31,2004       ADDITIONS        REDUCTIONS      APRIL 30,2005
EASTERN EUROPEAN FUND
-------------------------------------------------------------------------------------------------
Novy Neft Ltd.                   388,378               -             (34,950)          353,428
Novy Neft II Ltd.                296,849               -            (162,149)          134,700

At April 30,2005, the value of investments in affiliated companies was $8,252,232, representing 1.41% of net assets, and the total cost was $5,651,550. Net realized gains on transactions were $679,908, and there was no income earned for the period. In addition, the fund's subadviser rebated to the fund $61,137 related to fees received they had received from the above affiliates.

 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES                             April 30,2005
  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      HOLMES GROWTH
                                                                                           FUND
Investments, at identified cost                                                        $ 60,111,179
                                                                                       ============

ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value:
  Seurities of unaffiliated issuers                                                    $ 53,978,317
  Securities of affiliated issuers                                                                -
  Repurchase agreements                                                                   7,938,951
Cash                                                                                      1,172,508
Foreign currencies                                                                          829,950
Receivables:
  Investments sold                                                                        6,030,456
  Dividends                                                                                  26,072
  Interest                                                                                    1,711
  Capital shares sold                                                                         6,861
  From Adviser                                                                                    -
  Unrealized appreciation on foreign currency exchange contracts - Note 1 F                       -
Deferred offering costs - Note 1 K                                                                -
Other assets                                                                                 29,474
---------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                             70,014,300
---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Payables:
  Investments purchased                                                                   8,030,613
  Capital shares redeemed                                                                    54,707
  Adviser and affiliates                                                                     66,287
  Accounts payable and accrued expenses                                                      86,546
  Due to custodian                                                                                -
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                         8,238,153
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 61,776,147
                                                                                       ============
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $102,495,587
Accumulated undistributed net investment income (distributions in excess of
  net investment income)                                                                   (525,120)
Accumulated net realized gain (loss) on investments and foreign currencies              (42,024,647)
Net unrealized appreciation (depreciation) of investments and other assets and
  liabilities denominated in foreign currencies                                           1,830,327
                                                                                       ------------
Net assets applicable to capital shares outstanding                                    $ 61,776,147
                                                                                       ============
Capital shares outstanding; an unlimited number of no par shares authorized               4,197,059
                                                                                       ============

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE, PER SHARE                    $      14.72
                                                                                       ============

 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES                             April 30,2005
  (UNAUDITED)
--------------------------------------------------------------------------------

 MEGATRENDS                                   EASTERN                                GLOBAL EMERGING
    FUND                                   EUROPEAN FUND                               MARKETS FUND
$12,010,246                                $587,632,295                                $11,264,142
===========                                ============                                ===========

--------------------------------------------------------------------------------------------------

$12,392,179                                $584,435,973                                $10,100,991
          -                                   8,252,232                                          -
    749,660                                     751,194                                          -
          -                                   2,293,014                                          -
          -                                   1,068,582                                    454,164

    173,196                                   1,772,245                                    219,791
     25,146                                   1,196,013                                     19,050
        175                                         689                                          -
     15,000                                     739,197                                      2,865
          -                                           -                                      1,914
          -                                           -                                        352
          -                                           -                                     36,591
     16,437                                      62,595                                          -
--------------------------------------------------------------------------------------------------
 13,371,793                                 600,571,734                                 10,835,718
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

          -                                  12,855,229                                    477,440
          -                                   3,266,288                                      4,348
     13,423                                     741,977                                          -
     31,617                                     155,212                                     26,768
          -                                           -                                    135,097
--------------------------------------------------------------------------------------------------
     45,040                                  17,018,706                                    643,653
--------------------------------------------------------------------------------------------------

$13,326,753                                $583,553,028                                $10,192,065
===========                                ============                                ===========

--------------------------------------------------------------------------------------------------

$12,533,375                                $555,303,553                                $11,433,045

   (180,713)                                 (6,383,010)                                    11,933
   (157,402)                                 28,815,111                                    (84,497)

  1,131,493                                   5,817,374                                 (1,168,416)
-----------                                ------------                                -----------
$13,326,753                                $583,553,028                                $10,192,065
===========                                ============                                ===========
  1,419,139                                  20,205,062                                  1,129,796
===========                                ============                                ===========

$      9.39                                $      28.88                                $      9.02
===========                                ============                                ===========

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS                              For the Six Months Ended
  (UNAUDITED)                                                      April 30,2005
--------------------------------------------------------------------------------

                                                                                      HOLMES GROWTH
                                                                                           FUND
NET INVESTMENT INCOME

INCOME:
--------------------------------------------------------------------------------------------------
  Dividends                                                                            $   230,297
  Foreign taxes withheld on dividends                                                       (4,367)
                                                                                       -----------
    Net dividends                                                                          225,930
  Interest and other                                                                        47,890
                                                                                       -----------
    TOTAL INCOME                                                                           273,820
EXPENSES:
--------------------------------------------------------------------------------------------------
  Management fees                                                                          339,243
  Transfer agent fees and expenses                                                          79,083
  Accounting service fees and expenses                                                      19,643
  Professional fees                                                                         67,074
  Distribution plan expenses                                                                50,603
  Custodian fees                                                                            17,350
  Shareholder reporting expenses                                                            27,295
  Registration fees                                                                         13,257
  Trustees' fees and expenses                                                               13,117
  Deferred offering expenses - Note 1 K                                                          -
  Miscellaneous expenses                                                                    24,107
                                                                                       -----------
    Total expenses before reductions                                                       650,772
  Expenses offset - Note 1 I                                                                  (480)
  Expenses reimbursed - Note 2                                                                   -
                                                                                       -----------
    NET EXPENSES                                                                           650,292
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                              (376,472)
--------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Realized gain (loss) from:
    Securities of unaffiliated issuers                                                   8,544,401
    Securities of affiliated issuers                                                             -
    Foreign currency transactions                                                          (35,573)
                                                                                       -----------
    NET REALIZED GAIN (LOSS)                                                             8,508,828
                                                                                       -----------
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                                         (6,262,791)
    Other assets and liabilities denominated in foreign currencies                          24,238
                                                                                       -----------
    NET UNREALIZED DEPRECIATION                                                         (6,238,553)
                                                                                       -----------

--------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                   2,270,275
--------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $ 1,893,803
                                                                                       ===========

* Period from February 24, 2005 (Commencement of operations) to April 30, 2005.

 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS                              For the Six Months Ended
  (UNAUDITED)                                                      April 30,2005
--------------------------------------------------------------------------------

MEGATRENDS                                    EASTERN                                GLOBAL EMERGING*
  FUND                                    EUROPEAN FUND                                MARKETS FUND

--------------------------------------------------------------------------------------------------
 $  91,892                                 $  2,504,182                                $    47,418
    (1,188)                                    (279,660)                                    (5,833)
 ---------                                 ------------                                -----------
    90,704                                    2,224,522                                     41,585
    18,046                                      519,766                                      6,258
 ---------                                 ------------                                -----------
   108,750                                    2,744,288                                     47,843

--------------------------------------------------------------------------------------------------

    68,287                                    3,209,295                                     24,688
    13,738                                      211,088                                      5,204
    19,685                                      112,108                                      7,700
    23,446                                       25,440                                      8,105
    17,072                                      641,859                                      4,489
     7,312                                      456,697                                      6,813
     5,473                                       18,689                                        962
     9,104                                       40,703                                      1,014
    13,111                                       13,116                                      3,168
         -                                            -                                      6,529
    13,986                                       42,585                                        396
 ---------                                 ------------                                -----------
   191,214                                    4,771,580                                     69,068
        (1)                                     (66,374)                                         -
         -                                      (49,896)                                   (33,158)
 ---------                                 ------------                                -----------
   191,213                                    4,655,310                                     35,910

--------------------------------------------------------------------------------------------------
   (82,463)                                  (1,911,022)                                    11,933
--------------------------------------------------------------------------------------------------

   736,628                                   32,131,396                                    (57,574)
         -                                      679,908                                          -
         -                                   (2,356,650)                                   (26,923)
 ---------                                 ------------                                -----------
   736,628                                   30,454,654                                    (84,497)
 ---------                                 ------------                                -----------

  (376,592)                                 (33,026,520)                                (1,163,151)
         -                                        2,834                                     (5,265)
 ---------                                 ------------                                -----------
  (376,592)                                 (33,023,686)                                (1,168,416)
 ---------                                 ------------                                -----------

--------------------------------------------------------------------------------------------------
   360,036                                   (2,569,032)                                (1,252,913)
--------------------------------------------------------------------------------------------------

 $ 277,573                                 $ (4,480,054)                               $(1,240,980)
 =========                                 ============                                ===========

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 HOLMES GROWTH FUND
                                                                       --------------------------------------
                                                                       SIX MONTHS ENDED
                                                                        APRIL 30, 2005          YEAR ENDED
                                                                          (UNAUDITED)        OCTOBER 31, 2004

INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
-------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                           $   (376,472)          $   (867,958)
   Net realized gain (loss)                                                  8,508,828              9,068,066
   Net unrealized appreciation (depreciation)                               (6,238,553)            (3,901,939)
                                                                          ------------           ------------
      NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                              1,893,803              4,298,169

DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------------------------
   From net investment income                                                        -                      -
   From net capital gains                                                            -                      -
                                                                          ------------           ------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            -                      -

FROM CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------
   Proceeds from shares sold                                                 3,247,893             12,176,377
   Distributions reinvested                                                          -                      -
   Proceeds from short-term trading fees                                         1,634                  4,850
                                                                          ------------           ------------
                                                                             3,249,527             12,181,227
   Cost of shares redeemed                                                 (10,440,852)           (31,822,425)
                                                                          ------------           ------------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS                                       (7,191,325)           (19,641,198)

-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                       (5,297,522)           (15,343,029)
-------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                         67,073,669             82,416,698

-------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                             $ 61,776,147           $ 67,073,669
-------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment income), end of period       $   (525,120)          $   (148,648)
                                                                          ============           ============
CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------
   Shares sold                                                                 210,790                878,693
   Shares reinvested                                                                 -                      -
   Shares redeemed                                                            (678,337)            (2,296,439)
                                                                          ------------           ------------
      NET SHARE ACTIVITY                                                      (467,547)            (1,417,746)
                                                                          ============           ============

* Period from February 24, 2005 (Commencement of operations) to April 30, 2005.

 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
  (UNAUDITED)
--------------------------------------------------------------------------------

                                                            EASTERN                      GLOBAL EMERGING
            MEGATRENDS FUND                              EUROPEAN FUND                     MARKETS FUND
-------------------------------------       --------------------------------------      ------------------
SIX MONTHS ENDED                            SIX MONTHS ENDED                            FEBRUARY 24, 2005*
 APRIL 30, 2005        YEAR ENDED            APRIL 30, 2005          YEAR ENDED          TO APRIL 30, 2005
  (UNAUDITED)       OCTOBER 31, 2004           (UNAUDITED)        OCTOBER 31, 2004          (UNAUDITED)

-------------------------------------------------------------------------------------------------------
  $   (82,463)        $  (233,919)          $  (1,911,022)         $    (339,224)           $    11,933
      736,628           1,418,831              30,454,654             11,792,131                (84,497)
     (376,592)            403,342             (33,023,686)            32,639,988             (1,168,416)
  -----------         -----------           -------------          -------------            -----------

      277,573           1,588,254              (4,480,054)            44,092,895             (1,240,980)

-------------------------------------------------------------------------------------------------------

            -            (177,824)             (3,867,908)              (166,901)                     -
            -                   -             (13,587,634)            (3,100,842)                     -
  -----------         -----------           -------------          -------------            -----------
            -            (177,824)            (17,455,542)            (3,267,743)                     -

-------------------------------------------------------------------------------------------------------
    1,024,971           1,391,362             448,070,247            286,077,857             12,780,959
            -             169,914              16,952,259              3,227,765                      -
          231                 342                 962,908              1,232,566                 24,443
  -----------         -----------           -------------          -------------            -----------
    1,025,202           1,561,618             465,985,414            290,538,188             12,805,402
   (1,215,106)         (2,110,094)           (140,041,891)          (102,765,947)            (1,372,357)
  -----------         -----------           -------------          -------------            -----------

     (189,904)           (548,476)            325,943,523            187,772,241             11,433,045

-------------------------------------------------------------------------------------------------------
       87,669             861,954             304,007,927            228,597,393             10,192,065
-------------------------------------------------------------------------------------------------------

   13,239,084          12,377,130             279,545,101             50,947,708                      -

-------------------------------------------------------------------------------------------------------
  $13,326,753         $13,239,084           $ 583,553,028          $ 279,545,101            $10,192,065
-------------------------------------------------------------------------------------------------------

  $  (180,713)        $   (98,250)          $  (6,383,010)         $    (604,080)           $    11,933
  ===========         ===========           =============          =============            ===========

-------------------------------------------------------------------------------------------------------
      107,043             155,293              14,380,722             11,441,177              1,280,677
            -              19,308                 556,359                157,914                      -
     (127,493)           (234,777)             (4,571,770)            (4,380,661)              (150,881)
  -----------         -----------           -------------          -------------            -----------
      (20,450)            (60,176)             10,365,311              7,218,430              1,129,796
  ===========         ===========           =============          =============            ===========

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                                    April 30,2005
  (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

   U.S. Global Accolade Funds (Trust), consisting of four separate funds (funds), is organized as a Massachusetts business trust. Each fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Holmes Growth and MegaTrends Funds are diversified; the Eastern European and Global Emerging Markets Funds are non-diversified.

   The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

   Global Emerging Markets Fund commenced operations on February 24,2005.

   A. SECURITY VALUATIONS
   The funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and ask prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value.

   Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the board of trustees.

   For securities traded on international exchanges, if events which may materially affect the value of the fund's securities occur after the close of the primary exchange and before the fund's net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the board of trustees.

   B. SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend may have passed are recorded as soon as the funds are informed of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

   The funds may purchase securities on a when-issued or delayed-delivery basis and segregate on their books collateral with a value at least equal to the amount of the

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                                    April 30,2005
  (UNAUDITED)
--------------------------------------------------------------------------------

   commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.

   C. REPURCHASE AGREEMENTS
   The funds may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

   D. OPTIONS
   Some funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. There was no activity in options written or purchased for the six months ended April 30,2005.

   E. FOREIGN CURRENCY TRANSACTIONS
   Some funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

   F. FORWARD FOREIGN CURRENCY CONTRACTS
   The funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                                    April 30,2005
  (UNAUDITED)
--------------------------------------------------------------------------------

   the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                          FOREIGN    IN EXCHANGE   SETTLEMENT              UNREALIZED      UNREALIZED
FUND    CONTRACT          CURRENCY     FOR USD        DATE      VALUE    APPRECIATION   (DEPRECIATION)
------------------------------------------------------------------------------------------------------
Global Emerging Markets
         PURCHASES:
         British Pound     83,728     $159,712      05/04/05   $160,064      $352             $-

   G. FEDERAL INCOME TAXES
   The funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the fund's understanding of the tax rules and regulations in the foreign markets.

   H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   The funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications related to permanent book and tax basis differences are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations. The funds generally pay income dividends and distribute capital gains, if any, annually.

   I. EXPENSES
   Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the funds' custodian so the custodian fees may be paid indirectly by credits earned on the funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

   J. SHORT-TERM TRADING (REDEMPTION) FEES
   Shares held in the Holmes Growth and MegaTrends Funds less than 30 days are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. Shares held in the Eastern European and Global Emerging Markets Funds less than 180 days are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid-in capital.

   K. DEFERRED OFFERING COSTS
   Costs incurred in the initial offering of the Global Emerging Markets Fund are accounted for as a deferred charge and are being amortized over one year.

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                                    April 30,2005
  (UNAUDITED)
--------------------------------------------------------------------------------

   L. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

   U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through May 31, 2005, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the funds, is the controlling owner of the Adviser.

   For the services of the Adviser, each fund pays a management fee at an annual rate of 1.00% for the Holmes Growth Fund and MegaTrends Fund, 1.25% for the Eastern European Fund, and 1.375% for the Global Emerging Markets Fund based on their average net assets. Fees are accrued daily and paid monthly.

   The Adviser has contractually limited total operating expenses of the Global Emerging Markets Fund to not exceed 2.00% of average net assets on an annualized basis through February 28,2006, and until such later date as the Adviser determines.

   For the following funds, the Adviser has contracted with and compensates subadvisers to serve in the execution of the Adviser's investment responsibilities:

     MegaTrends Fund                    Leeb Capital Management, Inc.
     Eastern European Fund              Charlemagne Capital (IOM) Limited
     Global Emerging Markets Fund       Charlemagne Capital (IOM) Limited

   Prior to June 1, 2004, Bonnel, Inc. provided subadvisory services to Bonnel Growth Fund. On May 26,2004, the trustees approved the Adviser to manage the fund, effective June 1,2004. The fund was renamed Holmes Growth Fund effective June 1,2004.

   The subadviser of the Eastern European Fund, Charlemagne Capital (IOM) Limited (Charlemagne), provides advisory services to other mutual funds, two of which the Eastern European Fund has invested in, Novy Neft Ltd. and Novy Neft II Ltd. Charlemagne has rebated to the Eastern European Fund $61,137 during the six months ended April 30,2005, representing the portion of management fees paid by the two funds to Charlemagne based on the Eastern European Fund's investment. This rebate is reflected as a reduction of expenses on the Statement of Operations.

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                                    April 30,2005
  (UNAUDITED)
--------------------------------------------------------------------------------

   United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is transfer agent for the funds. Each fund pays an annual fee based on the number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the funds. Additionally, the Adviser is reimbursed at cost for in-house legal services pertaining to each fund. Brown Brothers Harriman & Co. (BBH) serves as the custodian, fund accounting and administration service agent with a fee structure based on average net assets of the funds.

   Each fund has adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows an annual fee of up to 0.25% of its average net assets to be used for, or to reimburse the Adviser for, expenditures in connection with sales and promotional services related to the distribution of each fund's shares. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of shares and providing shareholder support services. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued in current or future periods, so long as the 0.25% limitation is never exceeded. The amount of unreimbursed expenditures which will be carried over to future periods is $0, $9,687, $42,936, and $40,800 for the Holmes Growth, MegaTrends, Eastern European, and Global Emerging Markets Funds, respectively, as of April 30, 2005. The funds are not legally obligated to pay any unreimbursed expenses if the distribution plan is terminated or not renewed.

   During the six months ended April 30, 2005, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $28,539 for mailing services provided to the funds.

   The three independent trustees each receive $8,000 annually as compensation for serving on the board, plus $2,000 for each quarterly meeting attended, plus special meeting fees. The Chairman of the Audit Committee receives additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the funds for serving on the board.

NOTE 3: INVESTMENTS

   Purchases and sales of long-term securities for the six months ended April 30, 2005, are summarized as follows:

    FUND                                           PURCHASES             SALES
---------------------------------------------------------------------------------
Holmes Growth                                    $ 75,588,100        $ 90,245,930
MegaTrends                                          4,102,406           4,925,518
Eastern European                                  539,501,527         199,482,875
Global Emerging Markets                            12,506,156           1,183,891

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                                    April 30,2005
  (UNAUDITED)
--------------------------------------------------------------------------------

   The Eastern European and Global Emerging Markets Funds may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.

NOTE 4: TAX INFORMATION

   The following table presents the income tax basis of securities owned at April 30, 2005, and the tax basis components of net unrealized appreciation:

                                 GROSS          GROSS                        NET UNREALIZED
                               AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION/
    FUND                       TAX COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
-------------------------------------------------------------------------------------------
Holmes Growth                $ 60,111,179    $ 3,747,834     $ (1,941,745)    $ 1,806,089
MegaTrends                     12,010,246      1,340,395         (209,802)      1,131,593
Eastern European              587,632,295     46,990,416      (41,183,312)      5,807,104
Global Emerging Markets        11,264,142         59,422       (1,222,573)     (1,163,151)

   The MegaTrends Fund paid a distribution of $177,824 during the fiscal year ended October 31,2004, which was taxable as ordinary income to shareholders.

   The Eastern European Fund paid a distribution of $17,455,542 during the six months ended April 30,2005, of which $14,515,361 was taxable as ordinary income to shareholders and $2,940,181 was taxable as long-term capital gains. During the fiscal year ended October 31, 2004, the fund paid a distribution of $3,267,743, of which $2,386,389 was taxable as ordinary income to shareholders and $881,354 was taxable as long-term capital gains.

   Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. The loss carryforwards and related expiration dates for each fund, as of October 31,2004, are as follows:

                                                  EXPIRATION DATE
                             ------------------------------------------------------------
    FUND                       10/31/09       10/31/10       10/31/11            TOTAL
-----------------------------------------------------------------------------------------
Holmes Growth                $49,493,412     $1,040,063      $    --          $50,533,475
MegaTrends                            --        828,589       65,441              894,030
Eastern European                      --             --           --                   --

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                                    April 30,2005
  (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 5: CREDIT ARRANGEMENTS

   Each of the U.S. Global Accolade Funds, along with other funds under common management, has a revolving credit facility with BBH. Borrowings of each fund are collateralized by any or all of the securities held by BBH as the fund's custodian. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each U.S. Global Accolade Fund has a maximum borrowing limit of 10% of qualified assets. The aggregate of borrowings by all funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility at April 30,2005.

NOTE 6: SHARES OF BENEFICIAL INTEREST

   At April 30,2005, an affiliate of the subadviser for the Global Emerging Markets Fund held 26.55% of the outstanding shares of that fund.

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

HOLMES GROWTH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:

                                               SIX MONTHS
                                                 ENDED
                                                APRIL 30,                       YEAR ENDED OCTOBER 31,
                                                  2005       ------------------------------------------------------------
                                               (UNAUDITED)    2004*        2003        2002          2001         2000
NET ASSET VALUE, BEGINNING OF PERIOD             $ 14.38     $ 13.55     $ 11.59     $ 12.92       $  29.01     $  25.17
-------------------------------------------------------------------------------------------------------------------------

Investment Activities
    Net investment loss                             (.10)       (.19)       (.14)       (.15)          (.13)        (.38)
    Net realized and unrealized gain (loss)          .44        1.02        2.10       (1.18)         (9.48)        7.97
                                                 -------     -------     -------     -------       --------     --------
    Total from investment activities                 .34         .83        1.96       (1.33)         (9.61)        7.59
                                                 -------     -------     -------     -------       --------     --------
Distributions
    From net investment income                         -           -           -           -              -            -
    From net realized gains                            -           -           -           -          (6.48)       (3.75)
                                                 -------     -------     -------     -------       --------     --------
    Total distributions                                -           -           -           -          (6.48)       (3.75)

-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 14.72     $ 14.38     $ 13.55     $ 11.59       $  12.92     $  29.01
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)           2.36%       6.13%      16.91%     (10.29)%       (40.55)%      32.81%
Ratios to Average Net Assets (b):
    Net investment loss                            (1.11)%     (1.15)%     (1.12)%     (1.09)%         (.73)%      (1.10)%
    Total expenses                                  1.92%       1.82%       1.78%       1.78%          1.77%        1.55%
    Expenses reimbursed or offset (c)                  -           -           -           -              -         (.01)%
    Net expenses                                    1.92%       1.82%       1.78%       1.78%          1.77%        1.54%
Portfolio Turnover Rate                              119%        192%        545%        383%           338%         283%

NET ASSETS, END OF PERIOD (IN THOUSANDS)         $61,776     $67,074     $82,417     $79,230       $100,491     $212,281

MEGATRENDS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:

                                               SIX MONTHS
                                                 ENDED
                                                APRIL 30,                       YEAR ENDED OCTOBER 31,
                                                  2005       ------------------------------------------------------------
                                               (UNAUDITED)    2004         2003        2002          2001         2000
NET ASSET VALUE, BEGINNING OF PERIOD             $  9.20     $ 8.25      $  6.62     $  9.20       $ 12.37      $ 10.76
-------------------------------------------------------------------------------------------------------------------------

Investment Activities
    Net investment loss                             (.06)      (.17)        (.18)       (.14)         (.14)        (.08)
    Net realized and unrealized gain (loss)          .25       1.24         1.85       (1.69)        (1.83)        2.74
                                                 -------     ------      -------     -------       -------      -------
    Total from investment activities                 .19       1.07         1.67       (1.83)        (1.97)        2.66
                                                 -------     ------      -------     -------       -------      -------
Distributions
    From net investment income                         -       (.12)        (.04)          -             -            -
    From net realized gains                            -          -            -        (.75)        (1.20)       (1.05)
                                                 -------     ------      -------     -------       -------      -------
    Total distributions                                -       (.12)        (.04)       (.75)        (1.20)       (1.05)

-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $  9.39     $ 9.20      $  8.25     $  6.62       $  9.20      $ 12.37
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)           2.07%     13.01%       25.38%     (22.15)%      (17.40)%      27.17%
Ratios to Average Net Assets (b):
    Net investment loss                            (1.21)%    (1.77)%      (2.12)%     (1.83)%       (1.25)%       (.67)%
    Total expenses                                  2.80%      2.83%        3.07%       2.70%         2.37%        2.32%
    Expenses reimbursed or offset (c)                  -          -            -           -             -         (.01)%
    Net expenses                                    2.80%      2.83%        3.07%       2.70%         2.37%        2.31%
Portfolio Turnover Rate                               31%        64%          96%         87%          109%         168%

NET ASSETS, END OF PERIOD (IN THOUSANDS)         $13,327     $13,239     $12,377     $10,888       $14,232      $17,776

* Effective June 1, 2004, U.S. Global Investors, Inc. assumed management of Holmes Growth Fund from the former subadviser.
(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred.
(c)  Ratio does not round to 0.01%.

 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

EASTERN EUROPEAN FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:

                                               SIX MONTHS
                                                 ENDED
                                                APRIL 30,                        YEAR ENDED OCTOBER 31,
                                                  2005        -----------------------------------------------------------
                                               (UNAUDITED)       2004       2003       2002          2001         2000
NET ASSET VALUE, BEGINNING OF PERIOD             $  28.41     $  19.44    $ 12.73     $ 9.22        $ 8.82       $ 8.66
-------------------------------------------------------------------------------------------------------------------------

Investment Activities
    Net investment income (loss)                     (.12)*       (.03)       .07       (.31)         (.38)        (.55)
    Net realized and unrealized gain                 1.81*       10.12       6.64       3.82           .78          .71
                                                 --------     --------    -------     ------        ------       ------
    Total from investment activities                 1.69        10.09       6.71       3.51           .40          .16
                                                 --------     --------    -------     ------        ------       ------
Distributions
    From net investment income                       (.27)        (.06)         -          -             -            -
    From net realized gains                          (.95)       (1.06)         -          -             -            -
                                                 --------     --------    -------     ------        ------       ------
    Total distributions                             (1.22)       (1.12)         -          -             -            -

-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $  28.88     $  28.41    $ 19.44     $12.73        $ 9.22       $ 8.82
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)            5.73%       54.12%     52.71%     38.07%         4.54%        1.85%
Ratios to Average Net Assets (b):
    Net investment income (loss)                     (.74)%       (.23)%      .81%     (2.77)%       (4.03)%      (4.37)%
    Total expenses                                   1.86%        2.08%      2.90%      4.64%         6.43%        5.14%
    Expenses reimbursed or offset                    (.05)%       (.05)%        -       (.01)%           -         (.01)%
    Net expenses                                     1.81%        2.03%      2.90%      4.63%         6.43%        5.13%
Portfolio Turnover Rate                                43%          89%       109%       214%           58%          30%

NET ASSETS, END OF PERIOD (IN THOUSANDS)         $583,553     $279,545    $50,948     $8,696        $3,762       $4,046

GLOBAL EMERGING MARKETS FUND
FOR A CAPITAL SHARE OUTSTANDING DURING THE:

                                                   PERIOD
                                                    ENDED
                                                 APRIL 30,
                                                    2005
                                               (UNAUDITED) (c)
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.00
-------------------------------------------------------------

Investment Activities
    Net investment income                              .01
    Net realized and unrealized loss                  (.99)
                                                   -------
    Total from investment activities                  (.98)
                                                   -------
Distributions
    From net investment income                           -
    From net realized gains                              -
                                                   -------
    Total distributions                                  -

-------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $  9.02
-------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)            (9.80)%
Ratios to Average Net Assets (b):
    Net investment income                              .66%
    Total expenses                                    3.85%
    Expenses reimbursed or offset                    (1.85)%
    Net expenses                                      2.00%
Portfolio Turnover Rate                                 16%

NET ASSETS, END OF PERIOD (IN THOUSANDS)           $10,192

*    Based on average monthly shares outstanding
(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred.
(c)  From February 24, 2005, commencement of operations.

 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the funds' Statement of Additional Information (Form 485B), which can be found on the SEC's website at www.sec.gov.

Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the funds Form N-PX on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The funds provide complete lists of holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the funds' semi-annual and annual reports to shareholders. For the first and third quarters, the funds file the lists with the SEC on Form N-Q. Shareholders can look up the funds' Forms N-Q on the SEC's website at www.sec.gov. You may also visit or call the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102 or by electronic request a the following e-mail address: publicinfo@sec.gov.

SHAREHOLDER VOTES

On January 31, 2005, the sole shareholder of the Global Emerging Markets Fund, an affiliate of the fund's subadviser, approved the advisory agreement between the Trust and the Adviser and the subadvisory agreement among the Trust, the Adviser and Charlemagne.

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                                                                              59

                       [GRAPHIC OF U.S. GLOBAL INVESTORS]
                              U.S. GLOBAL INVESTORS

                         1-800-US-FUNDS (1-800-873-8637)
                   P.O. Box 781234 San Antonio, TX 78278-1234
                            E-mail: shsvc@usfunds.com
                            Internet: www.usfunds.com
                   Distributed by U.S. Global Brokerage, Inc.
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ITEM 2. CODE OF ETHICS.

Required only in annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required only in annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required only in annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Required only in annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSE-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred in the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of Chief Executive Officer and Treasurer Pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL ACCOLADE FUNDS




By:      /s/Frank E. Holmes
         -------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    July 8, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/Frank E. Holmes
         -------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    July 8, 2005



By:      /s/Catherine A. Rademacher
         --------------------------
         Catherine A. Rademacher
         Treasurer
Date:    July 8, 2005